UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 7 of its series:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Disciplined Small Cap Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Fundamental Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: September 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

September 30, 2019

Wells Fargo

Intrinsic Small Cap Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Intrinsic Small Cap Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Small Cap Value Fund for the six-month period that ended September 30, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, global economic growth concerns, international trade stare downs, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.08% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.13%. The MSCI EM Index (Net)3 fell by 3.66%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.42%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 2.82%, the Bloomberg Barclays Municipal Bond Index6 increased 3.74%, and the ICE BofAML U.S. High Yield Index7 was up 3.82%.

Early second-quarter 2019 investor enthusiasm faded as the quarter wore on.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. gross domestic product growth at an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Intrinsic Small Cap Value Fund

Letter to shareholders (unaudited)

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September saw the Fed join other central banks in cutting interest rates. Manufacturing data in the U.S., as reported by the Institute for Supply Management, disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with year-to-date returns that were the best in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“In the U.S., September saw the Fed join other central banks in cutting interest rates.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Intrinsic Small Cap Value Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann Miletti

Christopher G. Miller, CFA®‡

Average annual total returns (%) as of September 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFSMX)	3-31-2008	-12.29	4.85	9.20	-6.94	6.10	9.85	1.54	1.35

Class C (WSCDX)	3-31-2008	-8.65	5.30	9.02	-7.65	5.30	9.02	2.29	2.10

Administrator Class (WFSDX)	4-8-2005	–	–	–	-6.81	6.27	10.07	1.46	1.20

Institutional Class (WFSSX)	4-8-2005	–	–	–	-6.63	6.47	10.29	1.21	1.00

Russell 2000® Value Index[3]	–	–	–	–	-8.24	7.17	10.06	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Intrinsic Small Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2019[4]

Bio-Rad Laboratories Incorporated Class A	2.53

Sterling Bancorp	2.23

Essent Group Limited	2.16

SPX Corporation	2.15

Webster Financial Corporation	2.08

Four Corners Property Trust Incorporated	2.07

AngioDynamics Incorporated	1.98

National General Holdings Corporation	1.97

Masonite International Corporation	1.97

Ameris Bancorp	1.93

Sector distribution as of September 30, 2019[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflect the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through July 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Intrinsic Small Cap Value Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2019	Ending account value 9-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,013.88	$6.82	1.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%

Class C

Actual	$1,000.00	$1,010.01	$10.58	2.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%

Administrator Class

Actual	$1,000.00	$1,014.89	$6.06	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Institutional Class

Actual	$1,000.00	$1,015.64	$5.05	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Intrinsic Small Cap Value Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 97.40%

Communication Services: 1.17%

Entertainment: 0.63%
Lions Gate Entertainment Class B	45,995	$401,995

Interactive Media & Services: 0.54%
Eventbrite Incorporated Class A «†	19,577	346,709

Consumer Discretionary: 9.06%

Auto Components: 3.30%
American Axle & Manufacturing Holdings Incorporated †	68,006	559,009
Dana Incorporated	50,213	725,076
Gentherm Incorporated †	20,166	828,520

		2,112,605

Diversified Consumer Services: 0.61%
Houghton Mifflin Harcourt Company †	72,632	387,129

Hotels, Restaurants & Leisure: 1.98%
Jack in the Box Incorporated	10,212	930,517
Playa Hotels & Resorts NV †	42,668	334,090

		1,264,607

Internet & Direct Marketing Retail: 0.96%
Groupon Incorporated †	231,629	616,133

Specialty Retail: 1.06%
National Vision Holdings Incorporated †	28,299	681,157

Textiles, Apparel & Luxury Goods: 1.15%
Carter’s Incorporated	8,049	734,149

Consumer Staples: 1.25%

Food Products: 1.25%
TreeHouse Foods Incorporated †	14,463	801,973

Energy: 3.35%

Oil, Gas & Consumable Fuels: 3.35%
Cimarex Energy Company	20,818	998,015
Targa Resources Corporation	28,516	1,145,488

		2,143,503

Financials: 25.06%

Banks: 15.54%
Ameris Bancorp	30,720	1,236,173
Independent Bank Group Incorporated	12,511	658,204
Pinnacle Financial Partners Incorporated	19,927	1,130,857
Renasant Corporation	28,439	995,649
Sterling Bancorp	71,245	1,429,175
United Community Bank	33,258	942,864
Webster Financial Corporation	28,326	1,327,640
Wintrust Financial Corporation	16,152	1,043,904
Zions Bancorporation	26,409	1,175,729

		9,940,195

Wells Fargo Intrinsic Small Cap Value Fund  |  7

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Capital Markets: 1.19%
Stifel Financial Corporation	13,283	$762,179

Insurance: 6.17%
Axis Capital Holdings Limited	10,742	716,706
CNO Financial Group Incorporated	66,241	1,048,595
First American Financial Corporation	15,619	921,677
National General Holdings Corporation	54,874	1,263,199

		3,950,177

Thrifts & Mortgage Finance: 2.16%
Essent Group Limited	28,923	1,378,759

Health Care: 10.76%

Health Care Equipment & Supplies: 6.72%
AngioDynamics Incorporated †	68,815	1,267,572
Haemonetics Corporation †	7,592	957,655
Integer Holdings Corporation †	13,737	1,037,968
Steris plc	7,187	1,038,450

		4,301,645

Life Sciences Tools & Services: 4.04%
Bio-Rad Laboratories Incorporated Class A †	4,863	1,618,115
Bruker Corporation	21,970	965,142

		2,583,257

Industrials: 20.72%

Airlines: 0.74%
Spirit Airlines Incorporated †	13,029	472,953

Building Products: 1.97%
Masonite International Corporation †	21,761	1,262,138

Commercial Services & Supplies: 5.84%
Advanced Disposal Services Incorporated †	14,940	486,596
IAA Incorporated †	15,131	631,417
Interface Incorporated	57,675	832,827
Knoll Incorporated	31,146	789,551
Stericycle Incorporated †	19,527	994,510

		3,734,901

Machinery: 6.62%
Altra Industrial Motion Corporation	33,557	929,361
ITT Incorporated	15,785	965,884
Rexnord Corporation †	35,424	958,219
SPX Corporation †	34,453	1,378,465

		4,231,929

Professional Services: 1.42%
ASGN Incorporated †	14,435	907,384

Road & Rail: 2.24%
Genesee & Wyoming Incorporated Class A †	5,484	606,037
Saia Incorporated †	8,851	829,339

		1,435,376

8  |  Wells Fargo Intrinsic Small Cap Value Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Trading Companies & Distributors: 1.89%
Air Lease Corporation	24,272	$1,015,055
MRC Global Incorporated †	16,093	195,208

		1,210,263

Information Technology: 13.19%

Communications Equipment: 1.10%
Infinera Corporation «†	129,382	705,132

Electronic Equipment, Instruments & Components: 6.50%
Anixter International Incorporated †	15,802	1,092,234
Avnet Incorporated	24,028	1,068,886
SYNNEX Corporation	8,960	1,011,584
Zebra Technologies Corporation Class A †	4,773	985,004

		4,157,708

IT Services: 2.71%
Conduent Incorporated †	56,372	350,634
InterXion Holding NV †	7,942	646,955
WEX Incorporated †	3,649	737,353

		1,734,942

Semiconductors & Semiconductor Equipment: 1.71%
Brooks Automation Incorporated	29,600	1,096,088

Software: 1.17%
Mimecast Limited †	20,874	744,576

Materials: 3.55%

Chemicals: 0.72%
Olin Corporation	24,708	462,534

Metals & Mining: 2.83%
Reliance Steel & Aluminum Company	8,970	893,950
Royal Gold Incorporated	7,428	915,204

		1,809,154

Real Estate: 9.29%

Equity REITs: 9.29%
Cousins Properties Incorporated	28,768	1,081,389
Four Corners Property Trust Incorporated	46,772	1,322,712
Healthcare Realty Trust Incorporated	33,654	1,127,409
Hudson Pacific Properties Incorporated	19,071	638,116
Retail Opportunity Investment Corporation	61,521	1,121,528
Taubman Centers Incorporated	15,924	650,177

		5,941,331

Total Common Stocks (Cost $55,246,205)		62,312,581

Wells Fargo Intrinsic Small Cap Value Fund  |  9

Portfolio of investments—September 30, 2019 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 3.84%

Investment Companies: 3.84%
Securities Lending Cash Investments LLC (l)(r)(u)	2.11%	686,302	$686,370
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.88	1,773,416	1,773,416

Total Short-Term Investments (Cost $2,459,786)			2,459,786

Total investments in securities (Cost $57,705,991)	101.24%	64,772,367

Other assets and liabilities, net	(1.24)	(793,225)

Total net assets	100.00%	$63,979,142

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	8,862,899	8,176,597	686,302	$(49)	$0	$3,789	#	$686,370
Wells Fargo Government Money Market Fund Select Class	2,859,333	6,924,089	8,010,006	1,773,416	0	0	20,773		1,773,416

					$(49)	$0	$24,562		$2,459,786	3.84%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Intrinsic Small Cap Value Fund

Statement of assets and liabilities—September 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $667,758 of securities loaned), at value (cost $55,246,205)	$62,312,581
Investments in affiliated securities, at value (cost $2,459,786)	2,459,786
Receivable for investments sold	92,879
Receivable for Fund shares sold	66,154
Receivable for dividends	37,093
Receivable for securities lending income, net	246
Prepaid expenses and other assets	33,147

Total assets	65,001,886

Liabilities
Payable upon receipt of securities loaned	685,926
Payable for investments purchased	208,817
Payable for Fund shares redeemed	41,743
Management fee payable	30,985
Administration fees payable	9,517
Trustees’ fees and expenses payable	2,477
Distribution fee payable	219
Accrued expenses and other liabilities	43,060

Total liabilities	1,022,744

Total net assets	$63,979,142

Net assets consist of
Paid-in capital	$51,633,306
Total distributable earnings	12,345,836

Total net assets	$63,979,142

Computation of net asset value and offering price per share
Net assets – Class A	$42,016,678
Shares outstanding – Class A1	1,369,127
Net asset value per share – Class A	$30.69
Maximum offering price per share – Class A2	$32.56
Net assets – Class C	$357,728
Shares outstanding – Class C1	12,657
Net asset value per share – Class C	$28.26
Net assets – Administrator Class	$1,697,652
Shares outstanding – Administrator Class[1]	54,160
Net asset value per share – Administrator Class	$31.35
Net assets – Institutional Class	$19,907,084
Shares outstanding – Institutional Class[1]	625,553
Net asset value per share – Institutional Class	$31.82

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  11

Statement of operations—six months ended September 30, 2019 (unaudited)

Investment income
Dividends	$429,446
Income from affiliated securities	21,403

Total investment income	450,849

Expenses
Management fee	277,391
Administration fees
Class A	45,073
Class C	463
Administrator Class	789
Institutional Class	13,447
Shareholder servicing fees
Class A	53,658
Class C	551
Administrator Class	1,517
Distribution fee
Class C	1,653
Custody and accounting fees	5,788
Professional fees	19,469
Registration fees	33,612
Shareholder report expenses	15,964
Trustees’ fees and expenses	10,227
Other fees and expenses	4,674

Total expenses	484,276
Less: Fee waivers and/or expense reimbursements
Fund-level	(79,522)

Net expenses	404,754

Net investment income	46,095

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,663,954
Affiliated securities	(49)

Net realized gains on investments	1,663,905
Net change in unrealized gains (losses) on investments	(795,692)

Net realized and unrealized gains (losses) on investments	868,213

Net increase in net assets resulting from operations	$914,308

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Intrinsic Small Cap Value Fund

Statement of changes in net assets

	Six months ended September 30, 2019 (unaudited)		Year ended March 31, 2019

Operations
Net investment income		$46,095		$2,078
Net realized gains on investments		1,663,905		4,077,462
Net change in unrealized gains (losses) on investments		(795,692)		(6,626,742)

Net increase (decrease) in net assets resulting from operations		914,308		(2,547,202)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	13,801	424,555	32,828	1,010,693
Class C	412	11,807	1,268	37,710
Administrator Class	17,633	559,628	13,111	411,209
Institutional Class	10,573	333,221	40,538	1,300,358

		1,329,211		2,759,970

Payment for shares redeemed
Class A	(99,187)	(3,025,209)	(199,126)	(6,242,566)
Class C	(6,557)	(181,966)	(11,127)	(325,796)
Administrator Class	(1,180)	(37,148)	(17,407)	(542,222)
Institutional Class	(67,921)	(2,137,275)	(221,373)	(7,195,900)

		(5,381,598)		(14,306,484)

Net decrease in net assets resulting from capital share transactions		(4,052,387)		(11,546,514)

Total decrease in net assets		(3,138,079)		(14,093,716)

Net assets
Beginning of period		67,117,221		81,210,937

End of period		$63,979,142		$67,117,221

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$30.27	$31.46	$28.92	$23.49	$25.50	$23.53
Net investment income (loss)	0.01 [1]	(0.04)[1]	(0.08)[1]	(0.15)[1]	0.22 [1]	0.04
Net realized and unrealized gains (losses) on investments	0.41	(1.15)	2.62	5.71	(2.09)	1.93

Total from investment operations	0.42	(1.19)	2.54	5.56	(1.87)	1.97
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.13)	(0.14)	0.00
Net asset value, end of period	$30.69	$30.27	$31.46	$28.92	$23.49	$25.50
Total return[2]	1.39%	(3.78)%	8.78%	23.68%	(7.36)%	8.37%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.54%	1.54%	1.48%	1.47%	1.46%
Net expenses	1.35%	1.35%	1.35%	1.35%	1.35%	1.40%
Net investment income (loss)	0.03%	(0.11)%	(0.26)%	(0.57)%	0.95%	0.15%
Supplemental data
Portfolio turnover rate	16%	34%	27%	142%	66%	60%
Net assets, end of period (000s omitted)	$42,017	$44,028	$50,993	$52,817	$49,898	$817

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Intrinsic Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$27.98	$29.30	$27.14	$22.11	$24.04	$22.35
Net investment loss	(0.11)[1]	(0.25)[1]	(0.28)[1]	(0.39)[1]	(0.00)[1,2]	(0.14)[1]
Net realized and unrealized gains (losses) on investments	0.39	(1.07)	2.44	5.42	(1.93)	1.83

Total from investment operations	0.28	(1.32)	2.16	5.03	(1.93)	1.69
Net asset value, end of period	$28.26	$27.98	$29.30	$27.14	$22.11	$24.04
Total return[3]	1.00%	(4.51)%	7.96%	22.75%	(8.03)%	7.56%
Ratios to average net assets (annualized)
Gross expenses	2.33%	2.29%	2.29%	2.22%	2.22%	2.21%
Net expenses	2.10%	2.10%	2.10%	2.10%	2.12%	2.15%
Net investment loss	(0.75)%	(0.85)%	(1.02)%	(1.52)%	(0.00)%	(0.62)%
Supplemental data
Portfolio turnover rate	16%	34%	27%	142%	66%	60%
Net assets, end of period (000s omitted)	$358	$526	$840	$989	$285	$304

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$30.89	$32.06	$29.43	$23.89	$25.95	$23.90
Net investment income (loss)	0.03 [1]	0.01 [1]	(0.03)[1]	(0.10)[1]	0.22 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	0.43	(1.18)	2.66	5.80	(2.08)	1.98

Total from investment operations	0.46	(1.17)	2.63	5.70	(1.86)	2.05
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.16)	(0.20)	0.00
Net asset value, end of period	$31.35	$30.89	$32.06	$29.43	$23.89	$25.95
Total return[2]	1.49%	(3.65)%	8.94%	23.86%	(7.17)%	8.58%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.46%	1.46%	1.40%	1.37%	1.30%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.18%	0.05%	(0.10)%	(0.38)%	0.91%	0.27%
Supplemental data
Portfolio turnover rate	16%	34%	27%	142%	66%	60%
Net assets, end of period (000s omitted)	$1,698	$1,165	$1,347	$4,355	$4,893	$5,110

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Intrinsic Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$31.33	$32.45	$29.73	$24.13	$26.22	$24.19
Net investment income (loss)	0.06 [1]	0.08 [1]	0.03 [1]	(0.07)[1]	0.33	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.43	(1.20)	2.69	5.89	(2.17)	1.99

Total from investment operations	0.49	(1.12)	2.72	5.82	(1.84)	2.13
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.22)	(0.25)	(0.10)
Net asset value, end of period	$31.82	$31.33	$32.45	$29.73	$24.13	$26.22
Total return[2]	1.56%	(3.45)%	9.15%	24.14%	(7.02)%	8.83%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.21%	1.21%	1.15%	1.12%	1.03%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.38%	0.24%	0.08%	(0.26)%	1.10%	0.57%
Supplemental data
Portfolio turnover rate	16%	34%	27%	142%	66%	60%
Net assets, end of period (000s omitted)	$19,907	$21,398	$28,032	$59,991	$71,072	$84,563

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

18  |  Wells Fargo Intrinsic Small Cap Value Fund

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2019, the aggregate cost of all investments for federal income tax purposes was $56,845,077 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$13,173,581

Gross unrealized losses	(5,246,291)

Net unrealized gains	$7,927,290

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Intrinsic Small Cap Value Fund  |  19

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$748,704	$0	$0	$748,704

Consumer discretionary	5,795,780	0	0	5,795,780

Consumer staples	801,973	0	0	801,973

Energy	2,143,503	0	0	2,143,503

Financials	16,031,310	0	0	16,031,310

Health care	6,884,902	0	0	6,884,902

Industrials	13,254,944	0	0	13,254,944

Information technology	8,438,446	0	0	8,438,446

Materials	2,271,688	0	0	2,271,688

Real estate	5,941,331	0	0	5,941,331

Short-term investments

Investment companies	2,459,786	0	0	2,459,786

Total assets	$64,772,367	$0	$0	$64,772,367

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.850%

Next $500 million	0.825

Next $1 billion	0.800

Next $1 billion	0.775

Next $1 billion	0.750

Next $1 billion	0.730

Next $5 billion	0.720

Over $10 billion	0.710

For the six months ended September 30, 2019, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

20  |  Wells Fargo Intrinsic Small Cap Value Fund

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.20% for Administrator Class shares, and 1.00% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2019, Funds Distributor received $100 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2019 were $9,885,594 and $12,855,678, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo Intrinsic Small Cap Value Fund  |  21

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2019, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Deutsche Bank Securities Inc.	$318,318	$(318,318)	$0

SG Americas Securities LLC	349,440	(349,440)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2019, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

22  |  Wells Fargo Intrinsic Small Cap Value Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Intrinsic Small Cap Value Fund  |  23

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

24  |  Wells Fargo Intrinsic Small Cap Value Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Intrinsic Small Cap Value Fund  |  25

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

26  |  Wells Fargo Intrinsic Small Cap Value Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Intrinsic Small Cap Value Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Intrinsic Small Cap Value Fund  |  27

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 2000® Value Index, for the one-, three- and five-year periods under review, but in range of its benchmark for the ten-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also noted that the Fund had changed sub-advisers in September 2016.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of, lower than, or equal to the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of or lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28  |  Wells Fargo Intrinsic Small Cap Value Fund

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Intrinsic Small Cap Value Fund  |  29

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

406818 11-19

SA242/SAR242 09-19

Semi-Annual Report

September 30, 2019

Wells Fargo Disciplined Small Cap Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Disciplined Small Cap Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined Small Cap Fund for the six-month period that ended September 30, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, global economic growth concerns, international trade stare downs, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.08% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.13%. The MSCI EM Index (Net)3 fell by 3.66%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.42%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 2.82%, the Bloomberg Barclays Municipal Bond Index6 increased 3.74%, and the ICE BofAML U.S. High Yield Index7 was up 3.82%.

Early second-quarter 2019 investor enthusiasm faded as the quarter wore on.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. gross domestic product growth at an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Disciplined Small Cap Fund

Letter to shareholders (unaudited)

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September saw the Fed join other central banks in cutting interest rates. Manufacturing data in the U.S., as reported by the Institute for Supply Management, disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with year-to-date returns that were the best in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“In the U.S., September saw the Fed join other central banks in cutting interest rates.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Disciplined Small Cap Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Justin P. Carr, CFA®‡

Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of September 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WDSAX)[3]	7-31-2018	-16.97	4.97	8.93	-11.90	6.22	9.58	1.14	0.96

Class R6 (WSCJX)[4]	10-31-2016	–	–	–	-12.21	6.40	9.67	0.71	0.53

Administrator Class (NVSOX)	8-1-1993	–	–	–	-12.44	6.10	9.52	1.06	0.88

Institutional Class (WSCOX)[5]	10-31-2014	–	–	–	-12.22	6.36	9.65	0.81	0.63

Russell 2000® Index[6]	–	–	–	–	-8.89	8.19	11.19	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Disciplined Small Cap Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2019[7]

Performance Food Group Company	0.87

EMCOR Group Incorporated	0.86

Helen of Troy Limited	0.85

MasTec Incorporated	0.85

Ryman Hospitality Properties Incorporated	0.83

Radian Group Incorporated	0.78

Portland General Electric Company	0.77

J2 Global Incorporated	0.77

CyrusOne Incorporated	0.74

Atkore International Incorporated	0.74

Sector distribution as of September 30, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through July 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.93% for Class A, 0.50% for Class R6, 0.85% for Administrator Class, and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class A shares prior to their inception reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.

[4]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had been included, returns for Class R6 would be higher.

[5]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Disciplined Small Cap Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2019	Ending account value 9-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,002.38	$4.67	0.93%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.71	0.93%

Class R6

Actual	$1,000.00	$998.82	$2.51	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.54	0.50%

Administrator Class

Actual	$1,000.00	$997.62	$4.26	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

Institutional Class

Actual	$1,000.00	$998.82	$2.51	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$2.54	0.60%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 98.70%

Communication Services: 2.46%

Diversified Telecommunication Services: 0.37%
Vonage Holdings Corporation †	18,934	$213,954

Entertainment: 0.44%
Marcus Corporation	6,768	250,484

Interactive Media & Services: 0.74%
QuinStreet Incorporated †	18,962	238,732
The Meet Group Incorporated †	39,203	128,390
Yelp Incorporated †	1,680	58,380

		425,502

Media: 0.87%
Gray Television Incorporated †	9,505	155,122
MSG Networks Incorporated Class A †	1,739	28,207
Nexstar Media Group Incorporated Class A	3,088	315,933

		499,262

Wireless Telecommunication Services: 0.04%
Boingo Wireless Incorporated †	1,856	20,602

Consumer Discretionary: 11.09%

Auto Components: 0.46%
Dana Incorporated	10,555	152,414
Modine Manufacturing Company †	9,777	111,164

		263,578

Distributors: 0.30%
Funko Incorporated Class A †	8,378	172,377

Diversified Consumer Services: 0.93%
Career Education Corporation †	12,382	196,750
Grand Canyon Education Incorporated †	1,757	172,537
K12 Incorporated †	6,097	160,961

		530,248

Hotels, Restaurants & Leisure: 3.39%
Bloomin’ Brands Incorporated	8,831	167,171
Brinker International Incorporated «	8,366	356,977
Churchill Downs Incorporated	1,013	125,060
Dave & Buster’s Entertainment Incorporated	4,907	191,128
Lindblad Expeditions Holding †	5,524	92,582
Marriott Vacations Worldwide Corporation	1,977	204,837
Noodles & Company «†	26,896	152,231
Penn National Gaming Incorporated †	11,934	222,271
Planet Fitness Incorporated Class A †	1,584	91,666
Playags Incorporated †	6,896	70,891
Ruth’s Chris Steak House Incorporated	9,293	189,717
Shake Shack Incorporated Class A †	821	80,491

		1,945,022

Wells Fargo Disciplined Small Cap Fund  |  7

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Household Durables: 2.37%
Helen of Troy Limited †	3,082	$485,908
La-Z-Boy Incorporated	5,198	174,601
Taylor Morrison Home Corporation Class A †	9,891	256,573
TopBuild Corporation †	1,084	104,530
Universal Electronics Incorporated †	6,626	337,263

		1,358,875

Internet & Direct Marketing Retail: 0.22%
Stamps.com Incorporated †	1,680	125,076

Specialty Retail: 1.68%
American Eagle Outfitters Incorporated	10,435	169,256
Asbury Automotive Group Incorporated †	1,911	195,553
Caleres Incorporated	3,071	71,892
Children’s Place Retail Stores Incorporated «	1,662	127,957
Designer Brands Incorporated	8,872	151,889
Tailored Brands Incorporated «	11,181	49,196
Tilly’s Incorporated Class A	10,833	102,264
Zumiez Incorporated †	2,996	94,898

		962,905

Textiles, Apparel & Luxury Goods: 1.74%
G-III Apparel Group Limited †	6,484	167,093
Movado Group Incorporated	8,531	212,081
Skechers U.S.A. Incorporated Class A †	5,823	217,489
Steven Madden Limited	11,273	403,461

		1,000,124

Consumer Staples: 2.52%

Food & Staples Retailing: 0.87%
Performance Food Group Company †	10,847	499,070

Food Products: 0.77%
Fresh Del Monte Produce Incorporated	2,995	102,159
Simply Good Foods Company †	11,587	335,907

		438,066

Personal Products: 0.78%
Medifast Incorporated	3,020	312,963
USANA Health Sciences Incorporated †	1,958	133,908

		446,871

Tobacco: 0.10%
Turning Point Brands Incorporated «	2,569	59,241

Energy: 4.07%

Energy Equipment & Services: 1.65%
Archrock Incorporated	30,121	300,306
Cactus Incorporated Class A †	7,629	220,783
Helix Energy Solutions Group Incorporated †	38,398	309,488
ProPetro Holding Corporation †	12,491	113,543

		944,120

8  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels: 2.42%
Ardmore Shipping Corporation †	19,719	$131,920
Bonanza Creek Energy Incorporated †	9,209	206,190
Delek US Holdings Incorporated	7,188	260,924
Northern Oil & Gas Incorporated †	36,804	72,136
Par Pacific Holdings Incorporated †	5,355	122,415
Renewable Energy Group Incorporated †	5,010	75,175
Scorpio Tankers Incorporated	5,596	166,537
SRC Energy Incorporated †	27,306	127,246
World Fuel Services Corporation	5,722	228,537

		1,391,080

Financials: 17.05%

Banks: 8.24%
BancFirst Corporation	4,022	222,899
Bank of N.T. Butterfield & Son Limited	6,520	193,253
Brookline Bancorp Incorporated	17,291	254,696
CenterState Banks Incorporated	7,272	174,419
Central Pacific Financial Company	3,960	112,464
CNB Financial Corporation	5,239	150,359
Enterprise Financial Service	6,677	272,088
First Bancorp of North Carolina	5,402	193,932
First Financial Corporation	6,170	268,210
First Interstate BancSystem Class A	6,402	257,616
First Merchants Corporation	3,854	145,045
Great Southern Bancorp Incorporated	5,271	300,183
Hancock Holding Company	8,355	319,955
Heritage Commerce Corporation	8,256	97,049
IBERIABANK Corporation	715	54,011
Independent Bank Corporation	7,342	156,495
Mercantile Bank Corporation	6,142	201,458
NBT Bancorp Incorporated	4,269	156,203
OFG Bancorp	6,482	141,956
Peoples Bancorp Incorporated	8,274	263,196
Preferred Bank (Los Angeles)	5,042	264,100
Simmons First National Corporation Class A	1,366	34,013
Sterling Bancorp	4,387	88,003
TriCo Bancshares	5,236	190,067
Umpqua Holdings Corporation	7,093	116,751
WesBanco Incorporated	2,530	94,546

		4,722,967

Capital Markets: 2.17%
BGC Partners Incorporated Class A	20,139	110,765
Blucora Incorporated †	10,569	228,713
BrightSphere Investment Group Incorporated	7,297	72,313
Evercore Partners Incorporated Class A	3,312	265,291
Houlihan Lokey Incorporated	5,807	261,896
Stifel Financial Corporation	5,328	305,721

		1,244,699

Consumer Finance: 0.72%
Enova International Incorporated †	11,273	233,915
Regional Management Corporation †	6,468	182,139

		416,054

Wells Fargo Disciplined Small Cap Fund  |  9

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Insurance: 2.68%
Argo Group International Holdings Limited	3,595	$252,513
Health Insurance Innovations Incorporated Class A «†	11,717	292,105
Kemper Corporation	4,269	332,769
National General Holdings Corporation	15,330	352,897
Selective Insurance Group Incorporated	4,059	305,196

		1,535,480

Thrifts & Mortgage Finance: 3.24%
Essent Group Limited	8,745	416,874
First Defiance Financial Corporation	8,856	256,514
MGIC Investment Corporation	19,095	240,215
NMI Holdings Incorporated Class A †	9,833	258,215
Radian Group Incorporated	19,682	449,537
Walker & Dunlop Incorporated	4,265	238,541

		1,859,896

Health Care: 15.86%

Biotechnology: 6.17%
Arena Pharmaceuticals Incorporated †	3,748	171,546
Blueprint Medicines Corporation †	2,227	163,618
CareDx Incorporated †	8,549	193,293
Concert Pharmaceuticals Incorporated †	12,224	71,877
Eagle Pharmaceuticals Incorporated †	2,575	145,668
Emergent BioSolutions Incorporated †	2,975	155,533
Exelixis Incorporated †	8,237	145,671
Fibrogen Incorporated †	5,443	201,282
Genomic Health Incorporated †	3,056	207,258
Halozyme Therapeutics Incorporated †	9,430	146,259
Heron Therapeutics Incorporated †	8,088	149,628
Intercept Pharmaceuticals Incorporated †	1,484	98,478
Invitae Corporation †	2,541	48,965
Ligand Pharmaceuticals Incorporated †	1,163	115,765
Molecular Templates Incorporated †	21,111	139,121
Pfenex Incorporated †	22,920	193,445
REGENXBIO Incorporated †	3,147	112,033
Repligen Corporation †	2,316	177,614
Rigel Pharmaceuticals Incorporated †	95,422	178,439
Sangamo Therapeutics Incorporated †	8,888	80,436
The Medicines Company «†	6,106	305,300
Ultragenyx Pharmaceutical Incorporated †	2,361	101,004
Vanda Pharmaceuticals Incorporated †	4,864	64,594
Vericel Corporation †	11,408	172,717

		3,539,544

Health Care Equipment & Supplies: 3.97%
Apyx Medical Corporation †	16,207	109,721
CONMED Corporation	2,745	263,932
Globus Medical Incorporated Class A †	5,112	261,325
Haemonetics Corporation †	1,860	234,620
iRhythm Technologies Incorporated «†	2,117	156,891
Merit Medical Systems Incorporated †	4,114	125,312
Novocure Limited †	4,286	320,507
Orthofix Medical Incorporated †	2,347	124,438
Seaspine Holdings Corporation †	18,000	219,780
STAAR Surgical Company †	6,758	174,221

10  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Health Care Equipment & Supplies (continued)
Tactile Systems Technology Class I †	4,837	$204,702
Wright Medical Group NV †	3,876	79,962

		2,275,411

Health Care Providers & Services: 1.86%
Amedisys Incorporated †	1,875	245,644
BioTelemetry Incorporated †	3,873	157,747
Centene Corporation †	4,276	184,980
Ensign Group Incorporated	5,052	239,616
R1 RCM Incorporated †	26,899	240,208

		1,068,195

Health Care Technology: 0.56%
HMS Holdings Corporation †	4,512	155,506
Omnicell Incorporated †	2,251	162,680

		318,186

Life Sciences Tools & Services: 1.01%
Medpace Holdings Incorporated †	4,724	397,005
PRA Health Sciences Incorporated †	1,823	180,896

		577,901

Pharmaceuticals: 2.29%
ANI Pharmaceuticals Incorporated †	3,647	265,793
Catalent Incorporated †	4,741	225,956
Cormedix Incorporated †	9,083	57,950
Horizon Therapeutics plc †	13,204	359,545
Pacira Pharmaceuticals Incorporated †	4,573	174,094
Supernus Pharmaceuticals Incorporated †	8,384	230,392

		1,313,730

Industrials: 16.00%

Aerospace & Defense: 0.66%
Ducommun Incorporated †	2,692	114,141
Moog Incorporated Class A	3,237	262,585

		376,726

Airlines: 0.65%
SkyWest Incorporated	6,516	374,018

Building Products: 0.89%
Builders FirstSource Incorporated †	10,636	218,836
Cornerstone Building Brands Incorporated †	6,295	38,085
CSW Industrials Incorporated	3,631	250,648

		507,569

Commercial Services & Supplies: 3.08%
Ennis Incorporated	12,669	256,040
Knoll Incorporated	9,876	250,357
McGrath RentCorp	5,266	366,461
Tetra Tech Incorporated	4,600	399,096
UniFirst Corporation	649	126,633
Viad Corporation	5,491	368,721

		1,767,308

Wells Fargo Disciplined Small Cap Fund  |  11

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Construction & Engineering: 3.47%
Ameresco Incorporated Class A †	7,667	$123,209
Comfort Systems Incorporated	3,286	145,340
EMCOR Group Incorporated	5,718	492,434
Great Lakes Dredge & Dock Company †	24,240	253,308
MasTec Incorporated †	7,475	485,352
MYR Group Incorporated †	9,279	290,340
Primoris Services Corporation	6,780	132,956
Sterling Construction Company Incorporated †	5,132	67,486

		1,990,425

Electrical Equipment: 1.45%
Atkore International Incorporated †	13,959	423,656
Encore Wire Corporation	5,457	307,120
EnerSys	1,499	98,844

		829,620

Machinery: 2.50%
EnPro Industries Incorporated	3,187	218,788
Federal Signal Corporation	9,632	315,352
Hillenbrand Incorporated	11,667	360,277
Kennametal Incorporated	3,989	122,622
Meritor Incorporated †	11,073	204,851
Park Ohio Holdings Corporation	7,144	213,320

		1,435,210

Professional Services: 1.76%
Barrett Business Services Incorporated	2,347	208,461
CBIZ Incorporated †	5,651	132,799
CRA International Incorporated	1,615	67,782
Insperity Incorporated	3,005	296,353
TriNet Group Incorporated †	4,895	304,420

		1,009,815

Road & Rail: 0.16%
Universal Truckload Services	3,990	92,887

Trading Companies & Distributors: 1.38%
Applied Industrial Technologies Incorporated	2,834	160,971
DXP Enterprises Incorporated †	7,969	276,684
H&E Equipment Services Incorporated	8,727	251,861
Rush Enterprises Incorporated	2,591	99,961

		789,477

Information Technology: 14.46%

Communications Equipment: 0.78%
Ciena Corporation †	8,590	336,986
Extreme Networks Incorporated †	15,246	110,915

		447,901

Electronic Equipment, Instruments & Components: 4.15%
Anixter International Incorporated †	3,804	262,932
Fabrinet †	4,297	224,733
Insight Enterprises Incorporated †	4,090	227,772
Kemet Corporation	7,021	127,642

12  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies Incorporated †	6,231	$159,015
OSI Systems Incorporated †	2,874	291,883
Sanmina Corporation †	9,858	316,540
ScanSource Incorporated †	4,186	127,882
SYNNEX Corporation	3,238	365,570
Vishay Precision Group †	8,431	276,031

		2,380,000

IT Services: 4.80%
CACI International Incorporated Class A †	1,048	242,360
Cardtronics Incorporated Class A †	7,607	230,036
CSG Systems International Incorporated	4,324	223,464
EPAM Systems Incorporated †	1,454	265,093
Evertec Incorporated	7,844	244,890
KBR Incorporated	12,829	314,824
ManTech International Corporation Class A	2,097	149,747
MAXIMUS Incorporated	3,831	295,983
Perficient Incorporated †	10,356	399,534
Science Applications International Corporation	1,752	153,037
Unisys Corporation †	31,298	232,544

		2,751,512

Semiconductors & Semiconductor Equipment: 1.70%
Diodes Incorporated †	4,633	186,015
Entegris Incorporated	5,350	251,771
MKS Instruments Incorporated	1,113	102,708
Ultra Clean Holdings Incorporated †	10,674	156,214
Xperi Corporation	13,317	275,396

		972,104

Software: 3.03%
ACI Worldwide Incorporated †	12,099	379,001
J2 Global Incorporated	4,848	440,295
LivePerson Incorporated †	1,387	49,516
Qualys Incorporated †	940	71,036
Rapid7 Incorporated †	1,442	65,452
SPS Commerce Incorporated †	6,565	309,015
Upland Software Incorporated †	794	27,679
Verint Systems Incorporated †	6,362	272,166
Workiva Incorporated †	2,816	123,425

		1,737,585

Materials: 2.99%

Chemicals: 1.58%
Innospec Incorporated	4,184	372,962
Kraton Performance Polymers Incorporated †	2,917	94,190
PolyOne Corporation	10,397	339,462
Trinseo SA	2,368	101,706

		908,320

Containers & Packaging: 0.66%
Berry Global Group Incorporated †	3,082	121,030
Greif Incorporated Class A	6,711	254,280

		375,310

Wells Fargo Disciplined Small Cap Fund  |  13

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Metals & Mining: 0.62%
Materion Corporation	4,385	$269,064
Suncoke Energy Incorporated †	14,985	84,515

		353,579

Paper & Forest Products: 0.13%
Louisiana-Pacific Corporation	3,107	76,370

Real Estate: 8.87%

Equity REITs: 7.82%
Americold Realty Trust	3,668	135,973
Armada Hoffler Properties Incorporated	15,051	272,273
Ashford Hospitality Trust Incorporated	47,666	157,774
CareTrust REIT Incorporated	6,635	155,956
Catchmark Timber Trust Incorporated Class A	34,532	368,456
CoreCivic Incorporated	6,343	109,607
CyrusOne Incorporated	5,394	426,665
Digital Realty Trust Incorporated	1,450	188,225
Easterly Government Properties Incorporated	8,196	174,575
First Industrial Realty Trust Incorporated	7,266	287,443
Global Medical REIT Incorporated	20,437	232,982
NexPoint Residential	7,096	331,809
Piedmont Office Realty Trust Incorporated Class A	15,811	330,134
Preferred Apartment Communities Incorporated Class A	11,745	169,715
Ryman Hospitality Properties Incorporated	5,786	473,353
STAG Industrial Incorporated	10,814	318,797
UMH Properties Incorporated	10,593	149,149
Xenia Hotels & Resorts Incorporated	9,360	197,683

		4,480,569

Real Estate Management & Development: 1.05%
Kennedy Wilson Holdings Incorporated	11,036	241,909
Newmark Group Incorporated Class A	39,865	361,177

		603,086

Utilities: 3.33%

Electric Utilities: 1.53%
IDACORP Incorporated	2,179	245,508
Portland General Electric Company	7,835	441,659
Spark Energy Incorporated Class A «	18,143	191,409

		878,576

Gas Utilities: 0.55%
Southwest Gas Holdings Incorporated	3,467	315,636

Independent Power & Renewable Electricity Producers: 0.39%
Clearway Energy Incorporated Class A	12,868	223,131

Multi-Utilities: 0.61%
Northwestern Corporation	4,686	351,684

Water Utilities: 0.25%
Consolidated Water Company	8,699	143,443

Total Common Stocks (Cost $57,313,018)		56,590,381

14  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Yield		Shares	Value
Short-Term Investments: 3.50%

Investment Companies: 3.27%
Securities Lending Cash Investments LLC (l)(r)(u)	2.11%		1,442,968	$1,443,112
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.88		433,017	433,017

				1,876,129

		Maturity date	Principal
U.S. Treasury Securities: 0.23%
U.S. Treasury Bill (z)#	2.05	1-2-2020	$130,000	129,393

Total Short-Term Investments (Cost $2,005,436)				2,005,522

Total investments in securities (Cost $59,318,454)	102.20%	58,595,903

Other assets and liabilities, net	(2.20)	(1,258,819)

Total net assets	100.00%	$57,337,084

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Russell 2000 E-Mini Index	5	12-20-2019	$396,510	$381,250	$0	$(15,260)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	533,068	7,964,249	7,054,349	1,442,968	$43	$0	$10,227	#	$1,443,112
Wells Fargo Government Money Market Fund Select Class	849,992	17,138,013	17,554,988	433,017	0	0	11,531		433,017

					$43	$0	$21,758		$1,876,129	3.27%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  15

Statement of assets and liabilities—September 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $1,406,011 of securities loaned), at value (cost $57,442,325)	$56,719,774
Investments in affiliated securities, at value (cost $1,876,129)	1,876,129
Cash	1,356
Receivable for investments sold	102,362
Receivable for Fund shares sold	27,319
Receivable for dividends	62,298
Receivable for securities lending income, net	9,042
Receivable for daily variation margin on open futures contracts	376
Prepaid expenses and other assets	45,261

Total assets	58,843,917

Liabilities
Payable upon receipt of securities loaned	1,441,778
Payable for Fund shares redeemed	12,073
Management fee payable	6,577
Administration fees payable	5,384
Trustees’ fees and expenses payable	2,465
Accrued expenses and other liabilities	38,556

Total liabilities	1,506,833

Total net assets	$57,337,084

Net assets consist of
Paid-in capital	$62,722,551
Total distributable loss	(5,385,467)

Total net assets	$57,337,084

Computation of net asset value and offering price per share
Net assets – Class A	$92,896
Shares outstanding – Class A1	11,040
Net asset value per share – Class A	$8.41
Maximum offering price per share – Class A2	$8.92
Net assets – Class R6	$10,012,234
Shares outstanding – Class R6[1]	1,178,638
Net asset value per share – Class R6	$8.49
Net assets – Administrator Class	$36,954,668
Shares outstanding – Administrator Class[1]	4,411,285
Net asset value per share – Administrator Class	$8.38
Net assets – Institutional Class	$10,277,286
Shares outstanding – Institutional Class[1]	1,213,321
Net asset value per share – Institutional Class	$8.47

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Disciplined Small Cap Fund

Statement of operations—six months ended September 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $45)	$446,076
Income from affiliates securities	52,253

Total investment income	498,329

Expenses
Management fee	170,913
Administration fees
Class A	89
Class R6	1,063
Administrator Class	28,712
Institutional Class	11,066
Shareholder servicing fees
Class A	106
Administrator Class	55,216
Custody and accounting fees	10,393
Professional fees	20,952
Registration fees	33,574
Shareholder report expenses	16,403
Trustees’ fees and expenses	10,232
Interest expense	561
Other fees and expenses	5,644

Total expenses	364,924
Less: Fee waivers and/or expense reimbursements
Fund-level	(107,800)

Net expenses	257,124

Net investment income	241,205

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(2,369,313)
Affiliated securities	43
Futures contracts	(29,325)

Net realized gains on investments	(2,398,595)

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,166,164
Futures contracts	(11,336)

Net change in unrealized gains (losses) on investments	2,154,828

Net realized and unrealized gains (losses) on investments	(243,767)

Net decrease in net assets resulting from operations	$(2,562)

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  17

Statement of changes in net assets

	Six months ended September 30, 2019 (unaudited)		Year ended March 31, 2019

Operations
Net investment income		$241,205		$401,383
Net realized gains (losses) on investments		(2,398,595)		28,609,817
Net change in unrealized gains (losses) on investments		2,154,828		(38,978,818)

Net decrease in net assets resulting from operations		(2,562)		(9,967,618)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(23,529)[1]
Class R6		0		(4,570,209)
Administrator Class		0		(37,650,733)
Institutional Class		0		(22,694,010)

Total distributions to shareholders		0		(64,938,481)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	17,006	146,570	2.960 [1]	51,409 [1]
Class R6	819,116	7,119,373	220,833	4,395,129
Administrator Class	152,063	1,282,436	348,961	5,660,352
Institutional Class	93,346	795,850	657,651	12,223,841

		9,344,229		22,330,731

Reinvestment of distributions
Class A	0	0	1,361 [1]	10,912 [1]
Class R6	0	0	523,136	4,271,599
Administrator Class	0	0	4,686,419	37,625,033
Institutional Class	0	0	2,679,230	21,773,661

		0		63,681,205

Payment for shares redeemed
Class A	(10,080)	(87,519)	(207)[1]	(1,692)[1]
Class R6	(112,508)	(963,301)	(1,326,785)	(24,323,015)
Administrator Class	(1,681,808)	(14,296,072)	(3,156,760)	(42,530,327)
Institutional Class	(1,904,762)	(16,274,651)	(3,311,260)	(47,808,217)

		(31,621,543)		(114,663,251)

Net decrease in net assets resulting from capital share transactions		(22,277,314)		(28,651,315)

Total decrease in net assets		(22,279,876)		(103,557,414)

Net assets
Beginning of period		79,616,960		183,174,374

End of period		$57,337,084		$79,616,960

[1]	For the period from July 31, 2018 (commencement of class operations) to March 31, 2019

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

CLASS A	Six months ended September 30, 2019 (unaudited)	Year ended March 31, 2019[1]
Net asset value, beginning of period	$8.39	$23.70
Net investment income	0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.00)[2]	(3.37)

Total from investment operations	0.02	(3.35)
Distributions to shareholders from
Net investment income	0.00	(0.04)
Net realized gains	0.00	(11.92)

Total distributions to shareholders	0.00	(11.96)
Net asset value, end of period	$8.41	$8.39
Total return[3]	0.24%	(11.52)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.14%
Net expenses	0.93%	0.92%
Net investment income	0.63%	0.16%
Supplemental data
Portfolio turnover rate	37%	176%
Net assets, end of period (000s omitted)	$93	$34

[1]	For the period from July 31, 2018 (commencement of class operations) to March 31, 2019

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS R6		2019	2018	2017[1]
Net asset value, beginning of period	$8.50	$22.63	$23.82	$22.43
Net investment income	0.04 [2]	0.06	0.07	0.14
Net realized and unrealized gains (losses) on investments	(0.05)	(2.19)	2.08	3.32

Total from investment operations	(0.01)	(2.13)	2.15	3.46
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.06)	(0.14)
Net realized gains	0.00	(11.92)	(3.28)	(1.93)

Total distributions to shareholders	0.00	(12.00)	(3.34)	(2.07)
Net asset value, end of period	$8.49	$8.50	$22.63	$23.82
Total return[3]	(0.12)%	(6.75)%	8.95%	15.63%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	1.06%	0.92%
Net expenses	0.50%	0.64%	0.85%	0.85%
Net investment income	1.01%	0.48%	0.14%	0.67%
Supplemental data
Portfolio turnover rate	37%	176%	48%	73%
Net assets, end of period (000s omitted)	$10,012	$4,014	$23,871	$1,626

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2018 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.40	$22.53	$23.79	$21.15	$25.19	$37.93
Net investment income	0.03 [1]	0.03 [1]	0.06	0.08 [1]	0.06	0.02
Net realized and unrealized gains (losses) on investments	(0.05)	(2.21)	2.00	4.56	(1.24)	3.13

Total from investment operations	(0.02)	(2.18)	2.06	4.64	(1.18)	3.15
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.04)	(0.07)	(0.02)	0.00
Net realized gains	0.00	(11.92)	(3.28)	(1.93)	(2.84)	(15.89)

Total distributions to shareholders	0.00	(11.95)	(3.32)	(2.00)	(2.86)	(15.89)
Net asset value, end of period	$8.38	$8.40	$22.53	$23.79	$21.15	$25.19
Total return[2]	(0.24)%	(7.01)%	8.52%	22.13%	(4.39)%	11.75%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.13%	1.30%	1.28%	1.29%	1.24%
Net expenses	0.85%	0.95%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.61%	0.16%	0.12%	0.36%	0.25%	0.06%
Supplemental data
Portfolio turnover rate	37%	176%	48%	73%	59%	60%
Net assets, end of period (000s omitted)	$36,955	$49,911	$91,506	$231,039	$264,560	$306,628

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$8.48	$22.61	$23.82	$21.18	$25.22	$39.04
Net investment income	0.04 [2]	0.07 [2]	0.09	0.09	0.16 [2]	0.06
Net realized and unrealized gains (losses) on investments	(0.05)	(2.22)	2.03	4.61	(1.28)	2.01

Total from investment operations	(0.01)	(2.15)	2.12	4.70	(1.12)	2.07
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.05)	(0.13)	(0.08)	0.00
Net realized gains	0.00	(11.92)	(3.28)	(1.93)	(2.84)	(15.89)

Total distributions to shareholders	0.00	(11.98)	(3.33)	(2.06)	(2.92)	(15.89)
Net asset value, end of period	$8.47	$8.48	$22.61	$23.82	$21.18	$25.22
Total return[3]	(0.12)%	(6.79)%	8.81%	22.43%	(4.12)%	8.68%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.89%	1.07%	1.03%	1.05%	0.92%
Net expenses	0.60%	0.71%	0.95%	0.95%	0.95%	0.92%
Net investment income	0.82%	0.41%	0.37%	0.56%	0.71%	0.59%
Supplemental data
Portfolio turnover rate	37%	176%	48%	73%	59%	60%
Net assets, end of period (000s omitted)	$10,277	$25,658	$67,798	$54,375	$263	$11

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Disciplined Small Cap Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined Small Cap Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo Disciplined Small Cap Fund  |  23

Notes to financial statements (unaudited)

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in securities lending income from affiliates on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

24  |  Wells Fargo Disciplined Small Cap Fund

Notes to financial statements (unaudited)

As of September 30, 2019, the aggregate cost of all investments for federal income tax purposes was $59,775,816 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,821,517

Gross unrealized losses	(6,016,690)

Net unrealized losses	$(1,195,173)

As of March 31, 2019, the Fund had current year net deferred post-October capital losses consisting of $1,969,221 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$1,409,804	$0	$0	$1,409,804

Consumer discrepancy	6,358,205	0	0	6,358,205

Consumer staples	1,443,248	0	0	1,443,248

Energy	2,335,200	0	0	2,335,200

Financials	9,779,096	0	0	9,779,096

Health care	9,092,967	0	0	9,092,967

Industrials	9,173,055	0	0	9,173,055

Information technology	8,289,102	0	0	8,289,102

Materials	1,713,579	0	0	1,713,579

Real estate	5,083,655	0	0	5,083,655

Utilities	1,912,470	0	0	1,912,470

Short-term investments

Investment companies	1,876,129	0	0	1,876,129

U.S. Treasury securities	129,393	0	0	129,393

Total assets	$58,595,903	$0	$0	$58,595,903

Liabilities

Futures contracts	15,260	0	0	15,260

Total liabilities	$15,260	$0	$0	$15,260

Wells Fargo Disciplined Small Cap Fund  |  25

Notes to financial statements (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.500%

Next $4 billion	0.475

Next $5 billion	0.440

Over $10 billion	0.430

For the six months ended September 30, 2019, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.93% for Class A shares, 0.50% for Class R6 shares, 0.85% for Administrator Class shares, and 0.60% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

26  |  Wells Fargo Disciplined Small Cap Fund

Notes to financial statements (unaudited)

Sales charges

Wells Fargo Funds Distributor, LLC (“Funds Distributor’), the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the six months ended September 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2019 were $24,991,384 and $46,632,170, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2019, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$338,400	$(338,400)	$0

Citigroup Global Markets Inc.	55,777	(55,777)	0

JPMorgan Securities LLC	411,472	(411,472)	0

Morgan Stanley & Co. LLC	580,877	(580,877)	0

SG Americas Securities LLC	19,485	(19,485)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2019, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $929,590 in long futures contracts during the six months ended September 30, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency

Wells Fargo Disciplined Small Cap Fund  |  27

Notes to financial statements (unaudited)

purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended September 30, 2019, the Fund had average borrowings outstanding of $15,203 (on an annualized basis) at an average interest rate of 3.69% and paid interest in the amount of $561.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

28  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Disciplined Small Cap Fund  |  29

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

30  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Disciplined Small Cap Fund  |  31

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

32  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Disciplined Small Cap Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Disciplined Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by

Wells Fargo Disciplined Small Cap Fund  |  33

Other information (unaudited)

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for the one-, three- and ten-year periods under review, but higher than the average investment performance of the Universe for the five-year period under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 2000® Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also noted that the Fund had changed sub-advisers and investment strategies in June 2018.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

34  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Disciplined Small Cap Fund  |  35

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

406819 11-19

SA243/SAR243 09-19

Semi-Annual Report

September 30, 2019

Wells Fargo

Special Small Cap Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Special Small Cap Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Special Small Cap Value Fund for the six-month period that ended September 30, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, global economic growth concerns, international trade stare downs, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.08% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.13%. The MSCI EM Index (Net)3 fell by 3.66%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.42%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 2.82%, the Bloomberg Barclays Municipal Bond Index6 increased 3.74%, and the ICE BofAML U.S. High Yield Index7 was up 3.82%.

Early second-quarter 2019 investor enthusiasm faded as the quarter wore on.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. gross domestic product growth at an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Special Small Cap Value Fund

Letter to shareholders (unaudited)

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September saw the Fed join other central banks in cutting interest rates. Manufacturing data in the U.S., as reported by the Institute for Supply Management, disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with year-to-date returns that were the best in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“In the U.S., September saw the Fed join other central banks in cutting interest rates.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Special Small Cap Value Fund  |  3

Performance highlights (unaudited)

The Fund is currently closed to most new investors.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Rifkin, CFA®‡

James M. Tringas, CFA®‡

Bryant VanCronkhite, CFA®‡ , CPA

Average annual total returns (%) as of September 30, 20192

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]

Class A (ESPAX)	5-7-1993	-9.19	7.32	10.66	-3.65	8.60	11.32	1.30	1.30

Class C (ESPCX)	12-12-2000	-5.39	7.78	10.49	-4.39	7.78	10.49	2.05	2.05

Class R (ESPHX)[5]	9-30-2015	–	–	–	-3.88	8.34	11.03	1.55	1.55

Class R6 (ESPRX)[6]	10-31-2014	–	–	–	-3.25	9.06	11.77	0.87	0.87

Administrator Class (ESPIX)	7-23-1996	–	–	–	-3.57	8.74	11.53	1.22	1.21

Institutional Class (ESPNX)[7]	7-30-2010	–	–	–	-3.34	9.00	11.74	0.97	0.95

Russell 2000® Value Index[8]	–	–	–	–	-8.24	7.17	10.06	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Special Small Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2019[9]

Eagle Materials Incorporated	2.82

Innospec Incorporated	2.28

Neenah Paper Incorporated	2.10

Mueller Industries Incorporated	2.09

Denny’s Corporation	2.06

UMB Financial Corporation	2.05

Dine Brands Global Incorporated	2.02

Simpson Manufacturing Company Incorporated	1.85

Nomad Foods Limited	1.81

Franklin Electric Company Incorporated	1.79

Sector distribution as of September 30, 2019[10]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

[3]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[4]

The manager has contractually committed through July 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.31% for Class A, 2.06% for Class C, 1.56% for Class R, 0.89% for Class R6, 1.20% for Administrator Class, and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Institutional Class shares adjusted to reflect the higher expenses applicable to Class R shares.

[6]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[7]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[8]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Special Small Cap Value Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2019	Ending account value 9-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,042.53	$6.55	1.28%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%

Class C

Actual	$1,000.00	$1,038.25	$10.37	2.03%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%

Class R

Actual	$1,000.00	$1,040.98	$7.83	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%

Class R6

Actual	$1,000.00	$1,044.55	$4.36	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

Administrator Class

Actual	$1,000.00	$1,043.01	$6.15	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Institutional Class

Actual	$1,000.00	$1,043.91	$4.82	0.94%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 93.96%

Communication Services: 1.03%

Diversified Telecommunication Services: 0.48%
CenturyLink Incorporated	1,289,600	$16,094,208

Media: 0.55%
A.H. Belo Corporation Class A (l)	1,767,189	6,626,959
New Media Investment Group Incorporated «	1,305,239	11,499,156

		18,126,115

Consumer Discretionary: 9.46%

Diversified Consumer Services: 0.11%
Franchise Group Incorporated «†	297,943	3,548,501

Hotels, Restaurants & Leisure: 5.32%
Denny’s Corporation (l)†	3,017,471	68,692,727
Dine Brands Global Incorporated (l)	888,132	67,373,694
Jack in the Box Incorporated	106,300	9,686,056
The Wendy’s Company	1,569,800	31,364,604

		177,117,081

Household Durables: 2.24%
Helen of Troy Limited †	313,600	49,442,176
Newell Rubbermaid Incorporated	1,335,547	25,001,440

		74,443,616

Specialty Retail: 0.45%
American Eagle Outfitters Incorporated	327,900	5,318,538
Urban Outfitters Incorporated †	350,700	9,851,163

		15,169,701

Textiles, Apparel & Luxury Goods: 1.34%
Delta Apparel Incorporated (l)†	568,092	13,492,185
Steven Madden Limited	873,600	31,266,144

		44,758,329

Consumer Staples: 9.02%

Beverages: 0.81%
Cott Corporation	2,170,500	27,066,135

Food & Staples Retailing: 0.68%
BJ’s Wholesale Club Holdings Incorporated †	878,081	22,715,955

Food Products: 5.06%
Hostess Brands Incorporated †	2,101,623	29,391,198
J & J Snack Foods Corporation	256,257	49,201,344
Nomad Foods Limited †	2,933,647	60,139,764
TreeHouse Foods Incorporated †	535,285	29,681,553

		168,413,859

Household Products: 2.47%
Central Garden & Pet Company (l)†	799,422	23,367,105
Central Garden & Pet Company Class A †	844,933	23,425,767
Spectrum Brands Holdings Incorporated	671,126	35,381,763

		82,174,635

Wells Fargo Special Small Cap Value Fund   |  7

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Energy: 3.13%

Energy Equipment & Services: 1.34%
C&J Energy Services Incorporated †	708,674	$7,604,072
Forum Energy Technologies Incorporated †	2,650,491	4,108,261
Oil States International Incorporated †	713,999	9,496,187
Patterson-UTI Energy Incorporated	2,186,810	18,697,226
Tetra Technologies Incorporated †	2,275,522	4,573,799

		44,479,545

Oil, Gas & Consumable Fuels: 1.79%
Berry Petroleum Corporation	1,049,385	9,822,244
Callon Petroleum Company «†	1,820,500	7,900,970
Magnolia Oil & Gas Corporation «†	1,037,800	11,519,580
QEP Resources Incorporated	3,316,700	12,271,790
WPX Energy Incorporated †	1,715,802	18,170,343

		59,684,927

Financials: 22.89%

Banks: 11.76%
Associated Banc Corporation	1,905,252	38,581,353
CVB Financial Corporation	818,290	17,077,712
First Citizens BancShares Corporation Class A	120,050	56,609,578
First Hawaiian Incorporated	1,584,590	42,308,553
Hancock Holding Company	1,066,345	40,835,682
IBERIABANK Corporation	452,800	34,204,512
LegacyTexas Financial Group	395,500	17,216,115
Renasant Corporation	1,168,635	40,913,911
South State Corporation	474,561	35,734,443
UMB Financial Corporation	1,055,726	68,178,785

		391,660,644

Capital Markets: 2.58%
Apollo Investment Corporation	1,462,270	23,527,924
Artisan Partners Asset Management Incorporated Class A	808,795	22,840,371
Glassbridge Enterprises Incorporated (l)†(a)	1,527	61,080
New Mountain Finance Corporation	1,994,943	27,191,073
Westwood Holdings Group Incorporated	436,883	12,088,553

		85,709,001

Diversified Financial Services: 0.47%
Jefferies Financial Group Incorporated	845,000	15,548,000

Insurance: 5.21%
CNO Financial Group Incorporated	637,900	10,097,957
Enstar Group Limited †	159,748	30,339,340
ProAssurance Corporation	1,027,415	41,374,002
Stewart Information Services Corporation	835,775	32,419,712
The Hanover Insurance Group Incorporated	229,291	31,078,102
White Mountains Insurance Group Limited	26,022	28,103,760

		173,412,873

Mortgage REITs: 2.32%
Apollo Commercial Real Estate Finance Incorporated	1,463,815	28,061,334
Invesco Mortgage Capital Incorporated	840,680	12,870,811

8  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Mortgage REITs (continued)
New York Mortgage Trust Incorporated	1,919,200	$11,687,928
Two Harbors Investment Corporation	1,885,957	24,762,615

		77,382,688

Thrifts & Mortgage Finance: 0.55%
United Financial Bancorp Incorporated	1,353,192	18,444,007

Health Care: 2.24%

Health Care Equipment & Supplies: 0.61%
Avanos Medical Incorporated †	478,000	17,905,880
Merit Medical Systems Incorporated †	81,900	2,494,674

		20,400,554

Health Care Providers & Services: 0.78%
Hanger Incorporated †	515,839	10,512,799
Premier Incorporated Class A †	540,100	15,619,692

		26,132,491

Pharmaceuticals: 0.85%
Prestige Consumer Healthcare Incorporated †	811,300	28,143,997

Industrials: 18.93%

Aerospace & Defense: 0.69%
Parsons Corporation †	700,598	23,105,722

Building Products: 4.73%
CSW Industrials Incorporated (l)	839,169	57,927,836
Griffon Corporation	780,385	16,364,673
Quanex Building Products Corporation	1,195,227	21,609,704
Simpson Manufacturing Company Incorporated	885,789	61,447,183

		157,349,396

Commercial Services & Supplies: 3.46%
ACCO Brands Corporation	1,498,061	14,785,862
Deluxe Corporation	555,331	27,300,072
Ennis Incorporated	1,238,793	25,036,007
Healthcare Services Group Incorporated	481,800	11,702,922
Viad Corporation	542,850	36,452,378

		115,277,241

Electrical Equipment: 1.69%
Atkore International Incorporated †	1,472,654	44,695,049
EnerSys	173,035	11,409,928

		56,104,977

Machinery: 7.25%
Alamo Group Incorporated	54,500	6,415,740
Douglas Dynamics Incorporated	804,367	35,850,637
Franklin Electric Company Incorporated	1,246,882	59,613,428
Hillenbrand Incorporated	850,367	26,259,333
Kadant Incorporated	299,184	26,265,363
Mueller Industries Incorporated	2,421,836	69,458,256
NN Incorporated	873,565	6,228,518
Trimas Corporation †	366,500	11,233,225

		241,324,500

Wells Fargo Special Small Cap Value Fund   |  9

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Professional Services: 0.74%
Korn/Ferry International	634,032	$24,498,996

Trading Companies & Distributors: 0.37%
Aircastle Limited	556,402	12,480,097

Information Technology: 8.41%

Communications Equipment: 0.59%
NETGEAR Incorporated	611,963	19,717,448

Electronic Equipment, Instruments & Components: 2.99%
AVX Corporation	1,385,241	21,055,663
Badger Meter Incorporated	299,815	16,100,066
Belden Incorporated	406,468	21,681,003
Littelfuse Incorporated	42,500	7,535,675
Novanta Incorporated †	408,126	33,352,057

		99,724,464

IT Services: 1.22%
MAXIMUS Incorporated	219,600	16,966,296
Sykes Enterprises Incorporated †	770,200	23,598,928

		40,565,224

Semiconductors & Semiconductor Equipment: 2.15%
Brooks Automation Incorporated	590,000	21,847,700
Cabot Microelectronics Corporation	288,013	40,670,316
DSP Group Incorporated †	644,948	9,084,093

		71,602,109

Software: 1.05%
ACI Worldwide Incorporated †	443,902	13,905,230
BlackBerry Limited †	361,700	1,898,925
Cision Limited †	875,468	6,732,349
Verint Systems Incorporated †	287,100	12,282,138

		34,818,642

Technology Hardware, Storage & Peripherals: 0.41%
NCR Corporation †	432,200	13,640,232

Materials: 12.75%

Chemicals: 4.61%
Element Solutions Incorporated †	1,104,900	11,247,882
Innospec Incorporated	853,072	76,042,838
PolyOne Corporation	1,015,715	33,163,095
PQ Group Holdings Incorporated †	626,227	9,982,058
Sensient Technologies Corporation	335,753	23,049,443

		153,485,316

Construction Materials: 2.82%
Eagle Materials Incorporated	1,042,053	93,795,191

Containers & Packaging: 1.51%
Silgan Holdings Incorporated	1,678,121	50,402,364

Metals & Mining: 0.70%
Compass Minerals International Incorporated	356,300	20,127,387
Mayville Engineering Company Incorporated †	230,800	3,044,252

		23,171,639

10  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2019 (unaudited)

			Shares	Value
Paper & Forest Products: 3.11%
Neenah Incorporated (l)			1,072,924	$69,868,811
Schweitzer-Mauduit International Incorporated			902,492	33,789,300

				103,658,111

Real Estate: 2.75%

Equity REITs: 2.75%
Acadia Realty Trust			930,167	26,584,173
Pebblebrook Hotel Trust			1,200,624	33,401,360
Washington REIT			1,158,262	31,690,048

				91,675,581

Utilities: 3.35%

Electric Utilities: 3.35%
Hawaiian Electric Industries Incorporated			1,294,083	59,023,126
IDACORP Incorporated			465,600	52,459,152

				111,482,278

Total Common Stocks (Cost $2,877,709,659)				3,128,506,390

Exchange-Traded Funds: 1.09%
iShares Russell 2000 Value Index ETF			305,200	36,443,932

Total Exchange-Traded Funds (Cost $35,906,483)				36,443,932

	Dividend yield
Preferred Stocks: 0.26%

Industrials: 0.26%

Industrial Conglomerates: 0.26%
Steel Partners Holdings LP	7.09%		406,259	8,600,503

Total Preferred Stocks (Cost $8,797,449)				8,600,503

		Expiration date
Rights: 0.01%

Financials: 0.01%

Diversified Financial Services: 0.01%
Schulman Incorporated Class A †(a)‡		12-31-2099	593,658	257,054

Total Rights (Cost $257,054)				257,054

	Yield
Short-Term Investments: 4.73%

Investment Companies: 4.73%
Securities Lending Cash Investments LLC (l)(r)(u)	2.11		21,785,717	21,787,895
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.88		135,698,184	135,698,184

Total Short-Term Investments (Cost $157,486,079)				157,486,079

Total investments in securities (Cost $3,080,156,724)	100.05%	3,331,293,958

Other assets and liabilities, net	(0.05)	(1,795,132)

Total net assets	100.00%	$3,329,498,826

Wells Fargo Special Small Cap Value Fund   |  11

Portfolio of investments—September 30, 2019 (unaudited)

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks
Communication Services
Media
A.H. Belo Corporation Class A	1,658,289	108,900	0	1,767,189	$0	$28,093	$276,750	$6,626,959
Consumer Discretionary
Hotels, Restaurants & Leisure
Denny’s Corporation †	3,316,971	76,500	376,000	3,017,471	1,969,878	12,764,504	0	68,692,727
Dine Brands Global Incorporated	713,300	194,505	19,673	888,132	26,820	7,211,955	1,111,451	67,373,694
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated †	519,692	48,400	0	568,092	0	864,484	0	13,492,185
Consumer Staples
Household Products
Central Garden & Pet Company †	743,522	90,300	34,400	799,422	(579,357)	3,428,814	0	23,367,105
Financials
Capital Markets
Glassbridge Enterprises Incorporated †	305,421	1,528	305,422	1,527	(2,967)	2,969	0	61,080
Industrials
Building Products
CSW Industrials Incorporated	759,969	79,200	0	839,169	0	9,328,250	212,225	57,927,836
Materials
Paper and Forest Products
Neenah Incorporated	877,121	195,803	0	1,072,924	0	848,363	880,220	69,868,811

								307,410,397	9.23%

12  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2019 (unaudited)

Investments in Affiliates (continued)

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	57,964,218	263,936,451	300,114,952	21,785,717	$1,487	$0	$523,587	#	$21,787,895
Wells Fargo Government Money Market Fund Select Class	128,767,336	603,151,016	596,220,168	135,698,184	0	0	2,153,557		135,698,184

									157,486,079	4.73%

					$1,415,861	$34,477,432	$5,157,790		$464,896,476	13.96%

†	Non-income-earning security

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund   |  13

Statement of assets and liabilities—September 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $20,809,630 of securities loaned), at value (cost $2,657,343,469)	$2,866,397,482
Investments in affiliated securities, at value (cost $422,813,255)	464,896,476
Receivable for investments sold	6,850,136
Receivable for Fund shares sold	10,675,220
Receivable for dividends	7,180,864
Receivable for securities lending income, net	18,528
Prepaid expenses and other assets	7,563,787

Total assets	3,363,582,493

Liabilities
Payable upon receipt of securities loaned	21,781,363
Payable for investments purchased	6,322,486
Payable for Fund shares redeemed	3,307,732
Management fee payable	2,146,099
Administration fees payable	335,502
Distribution fees payable	13,842
Trustees’ fees and expenses payable	2,554
Accrued expenses and other liabilities	174,089

Total liabilities	34,083,667

Total net assets	$3,329,498,826

Net assets consist of
Paid-in capital	$3,048,850,949
Total distributable earnings	280,647,877

Total net assets	$3,329,498,826

Computation of net asset value and offering price per share
Net assets – Class A	$514,738,068
Shares outstanding – Class A1	15,557,609
Net asset value per share – Class A	$33.09
Maximum offering price per share – Class A2	$35.11
Net assets – Class C	$19,904,820
Shares outstanding – Class C1	672,640
Net asset value per share – Class C	$29.59
Net assets – Class R	$7,502,672
Shares outstanding – Class R1	223,776
Net asset value per share – Class R	$33.53
Net assets – Class R6	$634,113,657
Shares outstanding – Class R6[1]	18,649,863
Net asset value per share – Class R6	$34.00
Net assets – Administrator Class	$153,817,936
Shares outstanding – Administrator Class[1]	4,531,072
Net asset value per share – Administrator Class	$33.95
Net assets – Institutional Class	$1,999,421,673
Shares outstanding – Institutional Class[1]	58,801,904
Net asset value per share – Institutional Class	$34.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Special Small Cap Value Fund

Statement of operations—six months ended September 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $36,014)	$29,137,179
Income from affiliated securities	4,725,766
Interest	31,288

Total investment income	33,894,233

Expenses
Management fee	12,209,267
Administration fees
Class A	559,962
Class C	23,635
Class R	7,387
Class R6	86,311
Administrator Class	100,725
Institutional Class	1,136,815
Shareholder servicing fees
Class A	666,621
Class C	28,138
Class R	8,794
Administrator Class	193,701
Distribution fees
Class C	84,396
Class R	8,774
Custody and accounting fees	44,603
Professional fees	24,689
Registration fees	74,581
Shareholder report expenses	46,647
Trustees’ fees and expenses	10,325
Other fees and expenses	26,576

Total expenses	15,341,947
Less: Fee waivers and/or expense reimbursements
Class R	(2)
Administrator Class	(1,120)
Institutional Class	(69,140)

Net expenses	15,271,685

Net investment income	18,622,548

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,679,089
Affiliated securities	1,415,861
Futures contracts	(101,433)

Net realized gains on investments	2,993,517

Net change in unrealized gains (losses) on
Unaffiliated securities	75,526,303
Affiliated securities	34,477,432

Net change in unrealized gains (losses) on investments	110,003,735

Net realized and unrealized gains (losses) on investments	112,997,252

Net increase in net assets resulting from operations	$131,619,800

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  15

Statement of changes in net assets

	Six months ended September 30, 2019 (unaudited)		Year ended March 31, 2019

Operations
Net investment income		$18,622,548		$23,686,389
Net realized gains on investments		2,993,517		70,868,512
Net change in unrealized gains (losses) on investments		110,003,735		(132,481,283)

Net increase (decrease) in net assets resulting from operations		131,619,800		(37,926,382)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(34,950,655)
Class C		0		(3,190,299)
Class R		0		(404,926)
Class R6		0		(29,776,704)
Administrator Class		0		(10,505,173)
Institutional Class		0		(92,413,835)

Total distributions to shareholders		0		(171,241,592)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,389,658	44,845,738	4,399,455	147,434,144
Class C	8,027	233,621	176,335	5,606,048
Class R	43,619	1,421,556	108,771	3,732,400
Class R6	4,112,904	136,957,351	10,731,533	369,575,214
Administrator Class	393,587	13,073,496	1,731,106	60,553,466
Institutional Class	23,829,470	787,995,007	25,518,350	892,397,775

		984,526,769		1,479,299,047

Reinvestment of distributions
Class A	0	0	1,076,242	31,879,046
Class C	0	0	114,907	3,053,065
Class R	0	0	13,400	402,776
Class R6	0	0	757,094	23,032,048
Administrator Class	0	0	339,786	10,323,048
Institutional Class	0	0	2,401,764	73,095,306

		0		141,785,289

Payment for shares redeemed
Class A	(2,425,173)	(78,906,944)	(4,558,516)	(151,304,840)
Class C	(189,374)	(5,463,518)	(1,140,298)	(33,300,231)
Class R	(26,531)	(868,519)	(48,026)	(1,606,676)
Class R6	(1,389,960)	(46,172,435)	(2,789,106)	(93,680,041)
Administrator Class	(788,992)	(26,166,145)	(3,674,115)	(131,798,914)
Institutional Class	(6,763,056)	(224,499,386)	(20,110,486)	(683,366,611)

		(382,076,947)		(1,095,057,313)

Net increase in net assets resulting from capital share transactions		602,449,822		526,027,023

Total increase in net assets		734,069,622		316,859,049

Net assets
Beginning of period		2,595,429,204		2,278,570,155

End of period		$3,329,498,826		$2,595,429,204

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$31.74	$34.42	$33.15	$27.40	$29.27	$32.59
Net investment income	0.14 [1]	0.22	0.24	0.35 [1]	0.20	0.26
Net realized and unrealized gains (losses) on investments	1.21	(0.69)	2.89	6.15	(1.46)	1.81

Total from investment operations	1.35	(0.47)	3.13	6.50	(1.26)	2.07
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.32)	(0.18)	(0.19)	(0.21)
Net realized gains	0.00	(2.06)	(1.54)	(0.57)	(0.42)	(5.18)

Total distributions to shareholders	0.00	(2.21)	(1.86)	(0.75)	(0.61)	(5.39)
Net asset value, end of period	$33.09	$31.74	$34.42	$33.15	$27.40	$29.27
Total return[2]	4.25%	(0.87)%	9.42%	23.69%	(4.21)%	7.56%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.29%	1.31%	1.32%	1.36%	1.39%
Net expenses	1.28%	1.29%	1.31%	1.32%	1.34%	1.34%
Net investment income	0.88%	0.67%	0.66%	1.14%	0.73%	0.90%
Supplemental data
Portfolio turnover rate	16%	32%	41%	51%	46%	79%
Net assets, end of period (000s omitted)	$514,738	$526,656	$539,499	$575,269	$417,161	$448,980

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$28.49	$31.21	$30.19	$25.05	$26.81	$30.31
Net investment income (loss)	0.01 [1]	(0.05)[1]	(0.03)[1]	0.12 [1]	(0.03)	0.04 [1]
Net realized and unrealized gains (losses) on investments	1.09	(0.61)	2.64	5.59	(1.31)	1.65

Total from investment operations	1.10	(0.66)	2.61	5.71	(1.34)	1.69
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	0.00	0.00	(0.01)
Net realized gains	0.00	(2.06)	(1.54)	(0.57)	(0.42)	(5.18)

Total distributions to shareholders	0.00	(2.06)	(1.59)	(0.57)	(0.42)	(5.19)
Net asset value, end of period	$29.59	$28.49	$31.21	$30.19	$25.05	$26.81
Total return[2]	3.82%	(1.63)%	8.60%	22.75%	(4.93)%	6.75%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.04%	2.06%	2.07%	2.11%	2.14%
Net expenses	2.03%	2.04%	2.06%	2.07%	2.09%	2.09%
Net investment income (loss)	0.09%	(0.13)%	(0.10)%	0.42%	(0.02)%	0.15%
Supplemental data
Portfolio turnover rate	16%	32%	41%	51%	46%	79%
Net assets, end of period (000s omitted)	$19,905	$24,334	$53,145	$60,309	$40,512	$44,327

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS R		2019	2018	2017	2016[1]
Net asset value, beginning of period	$32.20	$34.94	$33.73	$27.97	$26.72
Net investment income	0.11	0.18	0.17	0.63 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	1.22	(0.74)	2.92	5.94	1.87

Total from investment operations	1.33	(0.56)	3.09	6.57	1.95
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.34)	(0.24)	(0.28)
Net realized gains	0.00	(2.06)	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(2.18)	(1.88)	(0.81)	(0.70)
Net asset value, end of period	$33.53	$32.20	$34.94	$33.73	$27.97
Total return[3]	4.10%	(1.11)%	9.13%	23.47%	7.40%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.55%	1.57%	1.56%	1.59%
Net expenses	1.53%	1.55%	1.56%	1.56%	1.58%
Net investment income	0.66%	0.47%	0.43%	1.86%	0.56%
Supplemental data
Portfolio turnover rate	16%	32%	41%	51%	46%
Net assets, end of period (000s omitted)	$7,503	$6,656	$4,631	$785	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to March 31, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS R6		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$32.55	$35.25	$33.93	$28.01	$29.91	$33.38
Net investment income	0.23 [2]	0.38	0.38 [2]	0.61 [2]	0.39	0.26 [2]
Net realized and unrealized gains (losses) on investments	1.22	(0.72)	2.97	6.18	(1.54)	1.80

Total from investment operations	1.45	(0.34)	3.35	6.79	(1.15)	2.06
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.49)	(0.30)	(0.33)	(0.35)
Net realized gains	0.00	(2.06)	(1.54)	(0.57)	(0.42)	(5.18)

Total distributions to shareholders	0.00	(2.36)	(2.03)	(0.87)	(0.75)	(5.53)
Net asset value, end of period	$34.00	$32.55	$35.25	$33.93	$28.01	$29.91
Total return[3]	4.45%	(0.42)%	9.85%	24.22%	(3.74)%	7.42%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.88%	0.89%	0.93%	0.89%
Net expenses	0.85%	0.86%	0.88%	0.89%	0.89%	0.89%
Net investment income	1.36%	1.16%	1.10%	1.87%	1.56%	2.19%
Supplemental data
Portfolio turnover rate	16%	32%	41%	51%	46%	79%
Net assets, end of period (000s omitted)	$634,114	$518,377	$254,801	$176,362	$36,344	$27

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$32.55	$35.22	$33.90	$28.02	$29.94	$33.21
Net investment income	0.16 [1]	0.27 [1]	0.27 [1]	0.44 [1]	0.26 [1]	0.35 [1]
Net realized and unrealized gains (losses) on investments	1.24	(0.71)	2.97	6.24	(1.49)	1.83

Total from investment operations	1.40	(0.44)	3.24	6.68	(1.23)	2.18
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.38)	(0.23)	(0.27)	(0.27)
Net realized gains	0.00	(2.06)	(1.54)	(0.57)	(0.42)	(5.18)

Total distributions to shareholders	0.00	(2.23)	(1.92)	(0.80)	(0.69)	(5.45)
Net asset value, end of period	$33.95	$32.55	$35.22	$33.90	$28.02	$29.94
Total return[2]	4.30%	(0.77)%	9.52%	23.82%	(4.01)%	7.78%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.23%	1.24%	1.26%	1.23%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.17%	1.09%
Net investment income	0.96%	0.74%	0.76%	1.36%	0.95%	1.10%
Supplemental data
Portfolio turnover rate	16%	32%	41%	51%	46%	79%
Net assets, end of period (000s omitted)	$153,818	$160,369	$229,992	$199,262	$95,030	$70,100

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$32.56	$35.27	$33.94	$28.03	$29.93	$33.21
Net investment income	0.17	0.33	0.33	0.60 [1]	0.30	0.43 [1]
Net realized and unrealized gains (losses) on investments	1.27	(0.70)	3.01	6.17	(1.46)	1.80

Total from investment operations	1.44	(0.37)	3.34	6.77	(1.16)	2.23
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.47)	(0.29)	(0.32)	(0.33)
Net realized gains	0.00	(2.06)	(1.54)	(0.57)	(0.42)	(5.18)

Total distributions to shareholders	0.00	(2.34)	(2.01)	(0.86)	(0.74)	(5.51)
Net asset value, end of period	$34.00	$32.56	$35.27	$33.94	$28.03	$29.93
Total return[2]	4.39%	(0.53)%	9.82%	24.13%	(3.79)%	7.96%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.96%	0.98%	0.99%	1.01%	0.96%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	1.32%	1.04%	1.02%	1.86%	1.17%	1.36%
Supplemental data
Portfolio turnover rate	16%	32%	41%	51%	46%	79%
Net assets, end of period (000s omitted)	$1,999,422	$1,359,038	$1,196,501	$921,732	$256,190	$189,965

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Special Small Cap Value Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts,

Wells Fargo Special Small Cap Value Fund  |  23

Notes to financial statements (unaudited)

there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2019, the aggregate cost of all investments for federal income tax purposes was $3,101,523,457 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$472,417,868

Gross unrealized losses	(242,647,367)

Net unrealized gains	229,770,501

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24  |  Wells Fargo Special Small Cap Value Fund

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$34,220,323	$0	$0	$34,220,323

Consumer discretionary	315,037,228	0	0	315,037,228

Consumer staples	300,370,584	0	0	300,370,584

Energy	104,164,472	0	0	104,164,472

Financials	762,096,133	61,080	0	762,157,213

Health care	74,677,042	0	0	74,677,042

Industrials	630,140,929	0	0	630,140,929

Information technology	280,068,119	0	0	280,068,119

Materials	424,512,621	0	0	424,512,621

Real estate	91,675,581	0	0	91,675,581

Utilities	111,482,278	0	0	111,482,278

Exchange-traded funds	36,443,932	0	0	36,443,932

Preferred stocks

Industrials	8,600,503	0	0	8,600,503

Rights

Financials	0	0	257,054	257,054

Short-term investments

Investment companies	157,486,079	0	0	157,486,079

Total assets	$3,330,975,824	$61,080	$257,054	$3,331,293,958

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.850%

Next $500 million	0.825

Next $1 billion	0.800

Next $1 billion	0.775

Next $1 billion	0.750

Next $1 billion	0.730

Next $5 billion	0.720

Over $10 billion	0.710

Wells Fargo Special Small Cap Value Fund  |  25

Notes to financial statements (unaudited)

For the six months ended September 30, 2019, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.31% for Class A shares, 2.06% for Class C shares, 1.56% for Class R shares, 0.89% for Class R6 shares, 1.20% for Administrator Class shares, and 0.94% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to August 1, 2019, the Fund’s expenses were capped at 1.34% for Class A shares, 2.09% for Class C shares, and 1.59% for Class R shares.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2019, Funds Distributor received $2,754 from the sale of Class A shares and $115 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended September 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

26  |  Wells Fargo Special Small Cap Value Fund

Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2019 were $1,061,383,182 and $460,015,584, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2019, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$4,371,490	$(4,371,490)	$0

Barclays Capital Inc.	3,133,373	(3,133,373)	0

Citigroup Global Markets Inc.	536,693	(536,693)	0

Deutsche Bank Securities Inc.	4,558,281	(4,558,281)	0

JPMorgan Securities LLC	7,042,198	(7,042,198)	0

Morgan Stanley & Co. LLC	644,746	(644,746)	0

UBS Securities LLC	522,849	(522,849)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2019, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Special Small Cap Value Fund  |  27

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28  |  Wells Fargo Special Small Cap Value Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Special Small Cap Value Fund   |  29

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo Special Small Cap Value Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Special Small Cap Value Fund   |  31

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Special Small Cap Value Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

32  |  Wells Fargo Special Small Cap Value Fund

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Value Index, for the three-, five- and ten-year periods under review, but lower than its benchmark for the one-year period under review.

The Board received information concerning, and discussed factors contributing to, the short-term underperformance of the Fund relative to its benchmark. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of or lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted that the net operating expense ratio cap for Class A and Class R would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of or lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Wells Fargo Special Small Cap Value Fund   |  33

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34  |  Wells Fargo Special Small Cap Value Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

406821 11-19

SA246/SAR246 09-19

Semi-Annual Report

September 30, 2019

Wells Fargo

Fundamental Small Cap Growth Fund

(formerly Wells Fargo Traditional Small Cap Growth Fund)

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of September 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Fundamental Small Cap Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Fundamental Small Cap Growth Fund for the six-month period that ended September 30, 2019. Effective July 22, 2019, the Fund changed its name from Wells Fargo Traditional Small Cap Growth Fund to Wells Fargo Fundamental Small Cap Growth Fund. U.S. stock and global bond investors generally saw markets recover during the second half amid by intensifying market volatility, global economic growth concerns, international trade stare downs, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.08% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.13%. The MSCI EM Index (Net)3 fell by 3.66%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.42%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 2.82%, the Bloomberg Barclays Municipal Bond Index6 increased 3.74%, and the ICE BofAML U.S. High Yield Index7 was up 3.82%.

Early second-quarter 2019 investor enthusiasm faded as the quarter wore on.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. gross domestic product growth at an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Fundamental Small Cap Growth Fund

Letter to shareholders (unaudited)

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September saw the Fed join other central banks in cutting interest rates. Manufacturing data in the U.S., as reported by the Institute for Supply Management, disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with year-to-date returns that were the best in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“In the U.S., September saw the Fed join other central banks in cutting interest rates.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Fundamental Small Cap Growth Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of September 30, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EGWAX)	6-5-1995	-6.32	8.96	11.20	-0.59	10.26	11.87	1.52	1.24

Class C (EGWCX)[4]	7-30-2010	-2.31	9.45	11.04	-1.31	9.45	11.04	2.27	1.99

Administrator Class (EGWDX)[5]	7-30-2010	–	–	–	-0.59	10.42	12.02	1.44	1.16

Institutional Class (EGRYX)	11-19-1997	–	–	–	-0.26	10.64	12.25	1.19	0.91

Russell 2000® Growth Index[6]	–	–	–	–	-9.63	9.08	12.25	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Fundamental Small Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2019[7]

WNS Holdings Limited ADR	2.64

Casella Waste Systems Incorporated Class A	2.63

Tetra Tech Incorporated	2.27

Haemonetics Corporation	2.17

MSA Safety Incorporated	2.08

The Brink’s Company	2.06

Novanta Incorporated	1.84

Envestnet Incorporated	1.83

Saia Incorporated	1.82

InterXion Holding NV	1.81

Sector distribution as of September 30, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through July 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.23% for Class A, 1.98% for Class C, 1.15% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares.

[5]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares.

[6]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Fundamental Small Cap Growth Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2019	Ending account value 9-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,012.05	$6.20	1.23%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%

Class C

Actual	$1,000.00	$1,007.79	$9.97	1.98%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.14	$10.00	1.98%

Administrator Class

Actual	$1,000.00	$1,011.66	$5.80	1.15%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%

Institutional Class

Actual	$1,000.00	$1,013.80	$4.54	0.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Fundamental Small Cap Growth Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 95.77%

Communication Services: 2.68%

Entertainment: 2.68%
CD Projekt SA	16,762	$1,039,183
World Wrestling Entertainment Incorporated Class A «	20,110	1,430,827

		2,470,010

Consumer Discretionary: 10.11%

Auto Components: 1.66%
Stoneridge Incorporated †	49,185	1,523,259

Diversified Consumer Services: 4.47%
Bright Horizons Family Solutions Incorporated †	8,654	1,319,735
Chegg Incorporated †	42,904	1,284,975
OneSpaWorld Holdings Limited «†	96,976	1,506,037

		4,110,747

Internet & Direct Marketing Retail: 1.37%
Etsy Incorporated †	22,324	1,261,306

Leisure Products: 1.33%
Games Workshop Group plc	21,072	1,222,908

Specialty Retail: 1.28%
Five Below Incorporated †	9,374	1,182,061

Energy: 1.71%

Oil, Gas & Consumable Fuels: 1.71%
Texas Pacific Land Trust «	766	497,571
Viper Energy Partners LP	39,054	1,080,624

		1,578,195

Financials: 1.68%

Consumer Finance: 1.68%
Green Dot Corporation Class A †	24,680	623,170
SLM Corporation	105,095	927,463

		1,550,633

Health Care: 24.02%

Biotechnology: 9.18%
CareDx Incorporated †	29,062	657,092
Coherus Biosciences Incorporated †	37,512	759,993
CRISPR Therapeutics AG «†	9,429	386,495
Deciphera Pharmaceuticals Incorporated †	16,636	564,626
Immunomedics Incorporated †	40,996	543,607
Invitae Corporation «†	35,371	681,599
KalVista Pharmaceuticals Incorporated †	24,940	289,304
Mirati Therapeutics Incorporated †	6,963	542,487
Precision BioSciences Incorporated «†	9,706	81,433
Stemline Therapeutics Incorporated †	41,937	436,564
Turning Point Therapeutics Incorporated †	12,899	485,002
Twist Bioscience Corporation †	20,091	479,773
Veracyte Incorporated †	46,932	1,126,368

Wells Fargo Fundamental Small Cap Growth Fund  |  7

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value

Biotechnology (continued)
Vericel Corporation †	58,762	$889,657
Zai Lab Limited ADR †	16,022	518,312

		8,442,312

Health Care Equipment & Supplies: 9.69%
Axonics Modulation Technologies Incorporated «†	25,231	679,219
BioLife Solutions Incorporated «†	35,846	595,940
Haemonetics Corporation †	15,805	1,993,643
ICU Medical Incorporated †	4,953	790,499
Insulet Corporation †	6,824	1,125,482
iRhythm Technologies Incorporated «†	15,770	1,168,715
Orthopediatrics Corporation «†	32,820	1,157,233
Shockwave Medical Incorporated «†	18,958	567,413
Silk Road Medical Incorporated «†	25,850	840,901

		8,919,045

Health Care Providers & Services: 2.27%
HealthEquity Incorporated †	23,979	1,370,280
The Joint Corporation «†	38,813	722,310

		2,092,590

Health Care Technology: 1.31%
Inspire Medical Systems Incorporated †	13,092	798,874
Phreesia Incorporated «†	16,601	402,408

		1,201,282

Life Sciences Tools & Services: 1.57%
Adaptive Biotechnologies Corporation «†	11,393	352,044
Fluidigm Corporation †	128,783	596,265
Quanterix Corporation †	22,649	497,372

		1,445,681

Industrials: 24.20%

Aerospace & Defense: 4.84%
Axon Enterprise Incorporated †	26,636	1,512,392
Ducommun Incorporated †	17,655	748,572
Kratos Defense & Security Solutions Incorporated †	33,994	632,118
Mercury Computer Systems Incorporated †	19,176	1,556,516

		4,449,598

Building Products: 1.32%
Trex Company Incorporated †	13,323	1,211,460

Commercial Services & Supplies: 10.78%
Casella Waste Systems Incorporated Class A †	56,277	2,416,534
IAA Incorporated †	38,598	1,610,695
MSA Safety Incorporated	17,528	1,912,480
Tetra Tech Incorporated	24,055	2,087,012
The Brink’s Company	22,823	1,893,168

		9,919,889

Construction & Engineering: 2.87%
Construction Partners Incorporated Class A †	76,947	1,198,834
WillScot Corporation †	92,449	1,440,355

		2,639,189

8  |  Wells Fargo Fundamental Small Cap Growth Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Road & Rail: 1.82%
Saia Incorporated †	17,901	$1,677,324

Trading Companies & Distributors: 2.57%
SiteOne Landscape Supply Incorporated †	17,305	1,280,916
Univar Incorporated †	52,311	1,085,976

		2,366,892

Information Technology: 28.50%

Electronic Equipment, Instruments & Components: 5.77%
Littelfuse Incorporated	5,956	1,056,058
Novanta Incorporated †	20,663	1,688,580
Par Technology Corporation «†	53,920	1,281,678
Rogers Corporation †	9,352	1,278,512

		5,304,828

IT Services: 10.45%
EPAM Systems Incorporated †	6,611	1,205,318
Euronet Worldwide Incorporated †	9,826	1,437,546
InterXion Holding NV †	20,466	1,667,160
Keywords Studios plc	56,615	798,438
Okta Incorporated †	5,683	559,548
WEX Incorporated †	7,517	1,518,960
WNS Holdings Limited ADR †	41,342	2,428,843

		9,615,813

Semiconductors & Semiconductor Equipment: 1.36%
Lattice Semiconductor Corporation †	68,290	1,248,683

Software: 9.29%
Avalara Incorporated †	15,665	1,054,098
Blue Prism Group plc †	41,506	484,820
Envestnet Incorporated †	29,723	1,685,294
Globant SA †	16,428	1,504,476
LivePerson Incorporated †	41,883	1,495,223
Model N Incorporated †	53,591	1,487,686
Pagerduty Incorporated «†	14,004	395,613
Telaria Incorporated †	63,689	440,091

		8,547,301

Technology Hardware, Storage & Peripherals: 1.63%
NCR Corporation †	47,670	1,504,465

Materials: 1.95%

Chemicals: 1.43%
Ingevity Corporation †	15,510	1,315,868

Metals & Mining: 0.52%
Sandstorm Gold Limited «†	84,947	479,101

Real Estate: 0.92%

Equity REITs: 0.92%
Innovative Industrial Properties Incorporated «	9,133	843,615

Total Common Stocks (Cost $76,013,291)		88,124,055

Wells Fargo Fundamental Small Cap Growth Fund  |  9

Portfolio of investments—September 30, 2019 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 17.11%

Investment Companies: 17.11%
Securities Lending Cash Investments LLC (l)(r)(u)	2.11%	11,996,887	$11,998,087
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.88	3,748,042	3,748,042

Total Short-Term Investments (Cost $15,746,129)			15,746,129

Total investments in securities (Cost $91,759,420)	112.88%	103,870,184

Other assets and liabilities, net	(12.88)	(11,855,030)

Total net assets	100.00%	$92,015,154

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,840,260	36,064,824	30,908,197	11,996,887	$75	$0	$98,804	#	$11,998,087
Wells Fargo Government Money Market Fund Select Class	2,404,400	21,801,718	20,458,076	3,748,042	0	0	33,232		3,748,042

					$75	$0	$132,036		$15,746,129	17.11%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Fundamental Small Cap Growth Fund

Statement of assets and liabilities—September 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $11,713,588 of securities loaned), at value (cost $76,013,291)	$88,124,055
Investments in affiliated securities, at value (cost $15,746,129)	15,746,129
Foreign currency, at value (cost $321)	314
Receivable for investments sold	271,268
Receivable for Fund shares sold	2,826
Receivable for dividends	23,728
Receivable for securities lending income, net	12,251
Prepaid expenses and other assets	51,542

Total assets	104,232,113

Liabilities
Payable upon receipt of securities loaned	11,996,335
Payable for investments purchased	97,225
Payable for Fund shares redeemed	10,566
Management fee payable	43,575
Administration fees payable	15,740
Trustees’ fees and expenses payable	2,605
Distribution fee payable	222
Accrued expenses and other liabilities	50,691

Total liabilities	12,216,959

Total net assets	$92,015,154

Net assets consist of
Paid-in capital	$73,217,478
Total distributable earnings	18,797,676

Total net assets	$92,015,154

Computation of net asset value and offering price per share
Net assets – Class A	$81,671,271
Shares outstanding – Class A1	6,077,743
Net asset value per share – Class A	$13.44
Maximum offering price per share – Class A2	$14.26
Net assets – Class C	$351,911
Shares outstanding – Class C1	30,216
Net asset value per share – Class C	$11.65
Net assets – Administrator Class	$123,656
Shares outstanding – Administrator Class[1]	7,916
Net asset value per share – Administrator Class	$15.62
Net assets – Institutional Class	$9,868,316
Shares outstanding – Institutional Class[1]	610,765
Net asset value per share – Institutional Class	$16.16

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  11

Statement of operations—six months ended September 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $984)	$124,992
Securities lending income from affiliates, net	84,679
Income from affiliated securities	33,232

Total investment income	242,903

Expenses
Management fee	416,199
Administration fees
Class A	91,814
Class C	403
Administrator Class	82
Institutional Class	6,485
Shareholder servicing fees
Class A	109,303
Class C	480
Administrator Class	158
Distribution fee
Class C	1,402
Custody and accounting fees	7,108
Professional fees	23,205
Registration fees	33,447
Shareholder report expenses	20,723
Trustees’ fees and expenses	10,325
Other fees and expenses	5,563

Total expenses	726,697
Less: Fee waivers and/or expense reimbursements
Fund-level	(139,851)

Net expenses	586,846

Net investment loss	(343,943)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	5,153,904
Affiliated securities	75

Net realized gains on investments	5,153,979
Net change in unrealized gains (losses) on investments	(3,464,848)

Net realized and unrealized gains (losses) on investments	1,689,131

Net increase in net assets resulting from operations	$1,345,188

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Fundamental Small Cap Growth Fund

Statement of changes in net assets

	Six months ended September 30, 2019 (unaudited)		Year ended March 31, 2019

Operations
Net investment loss		$(343,943)		$(686,522)
Net realized gains on investments		5,153,979		22,170,499
Net change in unrealized gains (losses) on investments		(3,464,848)		(6,083,970)

Net increase in net assets resulting from operations		1,345,188		15,400,007

Distributions to shareholders from net investment income and net realized gains
Class A		0		(20,884,975)
Class C		0		(93,417)
Administrator Class		0		(53,408)
Institutional Class		0		(2,160,122)

Total distributions to shareholders		0		(23,191,922)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	89,633	1,270,658	264,201	3,988,191
Class C	4,494	55,741	11,256	157,108
Administrator Class	2,272	35,000	8,969	158,898
Institutional Class	112,638	1,926,704	202,779	3,570,799

		3,288,103		7,874,996

Reinvestment of distributions
Class A	0	0	1,770,518	20,467,178
Class C	0	0	8,060	81,241
Administrator Class	0	0	3,408	45,808
Institutional Class	0	0	129,330	1,792,511

		0		22,386,738

Payment for shares redeemed
Class A	(487,503)	(6,845,238)	(1,090,350)	(16,060,877)
Class C	(4,457)	(54,659)	(8,765)	(106,912)
Administrator Class	(1,094)	(17,706)	(13,374)	(189,489)
Institutional Class	(109,960)	(1,853,551)	(230,424)	(3,981,806)

		(8,771,154)		(20,339,084)

Net increase (decrease) in net assets resulting from capital share transactions		(5,483,051)		9,922,650

Total increase (decrease) in net assets		(4,137,863)		2,130,735

Net assets
Beginning of period		96,153,017		94,022,282

End of period		$92,015,154		$96,153,017

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.28	$15.32	$14.08	$12.05	$18.04	$20.37
Net investment loss	(0.05)[1]	(0.11)[1]	(0.12)[1]	(0.10)[1]	(0.12)[1]	(0.18)
Net realized and unrealized gains (losses) on investments	0.21	2.17	2.35	2.51	(2.13)	1.33

Total from investment operations	0.16	2.06	2.23	2.41	(2.25)	1.15
Distributions to shareholders from
Net realized gains	0.00	(4.10)	(0.99)	(0.38)	(3.74)	(3.48)
Net asset value, end of period	$13.44	$13.28	$15.32	$14.08	$12.05	$18.04
Total return[2]	1.20%	17.46%	16.08%	20.10%	(12.86)%	6.77%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.52%	1.51%	1.50%	1.47%
Net expenses	1.23%	1.23%	1.33%	1.33%	1.33%	1.33%
Net investment loss	(0.73)%	(0.74)%	(0.79)%	(0.77)%	(0.74)%	(0.87)%
Supplemental data
Portfolio turnover rate	29%	155%	44%	113%	123%	73%
Net assets, end of period (000s omitted)	$81,671	$86,006	$84,738	$82,734	$84,139	$123,712

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Fundamental Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.55	$13.94	$12.99	$11.22	$17.21	$19.73
Net investment loss	(0.09)	(0.20)[1]	(0.21)[1]	(0.18)[1]	(0.18)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	0.19	1.91	2.15	2.33	(2.07)	1.25

Total from investment operations	0.10	1.71	1.94	2.15	(2.25)	0.96
Distributions to shareholders from
Net realized gains	0.00	(4.10)	(0.99)	(0.38)	(3.74)	(3.48)
Net asset value, end of period	$11.65	$11.55	$13.94	$12.99	$11.22	$17.21
Total return[2]	0.78%	16.69%	15.17%	19.26%	(13.55)%	5.98%
Ratios to average net assets (annualized)
Gross expenses	2.25%	2.26%	2.27%	2.26%	2.25%	2.22%
Net expenses	1.98%	1.98%	2.08%	2.08%	2.08%	2.08%
Net investment loss	(1.48)%	(1.48)%	(1.54)%	(1.52)%	(1.49)%	(1.61)%
Supplemental data
Portfolio turnover rate	29%	155%	44%	113%	123%	73%
Net assets, end of period (000s omitted)	$352	$349	$274	$225	$162	$232

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.43	$17.14	$15.63	$13.29	$19.44	$21.65
Net investment loss	(0.05)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]	(0.10)[1]	(0.15)[1]
Net realized and unrealized gains (losses) on investments	0.24	2.50	2.61	2.81	(2.31)	1.42

Total from investment operations	0.19	2.39	2.50	2.72	(2.41)	1.27
Distributions to shareholders from
Net realized gains	0.00	(4.10)	(0.99)	(0.38)	(3.74)	(3.48)
Net asset value, end of period	$15.62	$15.43	$17.14	$15.63	$13.29	$19.44
Total return[2]	1.17%	17.59%	16.21%	20.56%	(12.76)%	6.93%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.43%	1.44%	1.43%	1.39%	1.29%
Net expenses	1.15%	1.15%	1.20%	1.20%	1.20%	1.19%
Net investment loss	(0.66)%	(0.63)%	(0.66)%	(0.64)%	(0.61)%	(0.73)%
Supplemental data
Portfolio turnover rate	29%	155%	44%	113%	123%	73%
Net assets, end of period (000s omitted)	$124	$104	$133	$174	$2,413	$3,128

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Fundamental Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.94	$17.53	$15.94	$13.54	$19.69	$21.84
Net investment loss	(0.03)[1]	(0.07)[1]	(0.08)[1]	(0.06)[1]	(0.07)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	0.25	2.58	2.66	2.84	(2.34)	1.44

Total from investment operations	0.22	2.51	2.58	2.78	(2.41)	1.33
Distributions to shareholders from
Net realized gains	0.00	(4.10)	(0.99)	(0.38)	(3.74)	(3.48)
Net asset value, end of period	$16.16	$15.94	$17.53	$15.94	$13.54	$19.69
Total return[2]	1.38%	17.85%	16.40%	20.62%	(12.58)%	7.16%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.18%	1.19%	1.18%	1.14%	1.04%
Net expenses	0.90%	0.90%	0.98%	0.98%	0.98%	0.98%
Net investment loss	(0.40)%	(0.41)%	(0.44)%	(0.43)%	(0.39)%	(0.52)%
Supplemental data
Portfolio turnover rate	29%	155%	44%	113%	123%	73%
Net assets, end of period (000s omitted)	$9,868	$9,695	$8,878	$8,001	$8,980	$11,812

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Fundamental Small Cap Growth Fund (formerly, Wells Fargo Traditional Small Cap Growth Fund) (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net

18  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to financial statements (unaudited)

assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2019, the aggregate cost of all investments for federal income tax purposes was $91,878,899 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$17,255,073

Gross unrealized losses	(5,263,788)

Net unrealized gains	$11,991,285

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to

Wells Fargo Fundamental Small Cap Growth Fund  |  19

Notes to financial statements (unaudited)

unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$2,470,010	$0	$0	$2,470,010

Consumer discretionary	9,300,281	0	0	9,300,281

Energy	1,578,195	0	0	1,578,195

Financials	1,550,633	0	0	1,550,633

Health care	22,100,910	0	0	22,100,910

Industrials	22,264,352	0	0	22,264,352

Information technology	26,221,090	0	0	26,221,090

Materials	1,794,969	0	0	1,794,969

Real estate	843,615	0	0	843,615

Short-term investments

Investment companies	15,746,129	0	0	15,746,129

Total assets	$103,870,184	$0	$0	$103,870,184

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.850%

Next $500 million	0.825

Next $1 billion	0.800

Next $1 billion	0.775

Next $1 billion	0.750

Next $1 billion	0.730

Next $5 billion	0.720

Over $10 billion	0.710

20  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to financial statements (unaudited)

For the six months ended September 30, 2019, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.23% for Class A shares, 1.98% for Class C shares, 1.15% for Administrator Class shares, and 0.90% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2019, Funds Distributor received $573 from the sale of Class A shares. No contingent deferred sales charges from Class A and Class C shares for the six months ended September 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2019 were $26,760,006 and $32,921,588, respectively.

Wells Fargo Fundamental Small Cap Growth Fund  |  21

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2019, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$1,326,971	$(1,326,971)	$0

Barclays Capital Inc.	1,868,694	(1,868,694)	0

BMO Capital Markets Corp.	587,748	(587,748)	0

Citigroup Global Markets Inc.	1,938,892	(1,938,892)	0

Deutsche Bank Securities Inc.	464,920	(464,920)	0

JPMorgan Securities LLC	2,112,806	(2,112,806)	0

Jefferies LLC	327,348	(327,348)	0

Morgan Stanley & Co. LLC	2,360,733	(2,360,733)	0

UBS Securities LLC	725,476	(725,476)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2019, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the health care, industrials, and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to financial statements (unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Fundamental Small Cap Growth Fund  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24  |  Wells Fargo Fundamental Small Cap Growth Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Fundamental Small Cap Growth Fund  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Wells Fargo Fundamental Small Cap Growth Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Fundamental Small Cap Growth Fund  |  27

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Fundamental Small Cap Growth Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Fundamental Small Cap Growth Fund, formerly known as Wells Fargo Traditional Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28  |  Wells Fargo Fundamental Small Cap Growth Fund

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than or in range of the average investment performance of the Universe for the one- and three-year periods under review, but lower than the average investment performance of the Universe for the five- and ten-year periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Growth Index, for the one- and three-year periods under review, but lower than its benchmark for the five- and ten-year periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class. The Board noted that the Fund’s expense caps, including expense caps for Class A and the Administrator Class, were lowered in 2018.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates of the Fund’s expense Group for the Institutional Class, but that the Management Rates of the Fund’s Class A and Administrator Class shares were higher than the sum of the average rates of their respective expense Groups.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Wells Fargo Fundamental Small Cap Growth Fund  |  29

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30  |  Wells Fargo Fundamental Small Cap Growth Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

406822 11-19

SA247/SAR247 09-19

Semi-Annual Report

September 30, 2019

Wells Fargo Precious Metals Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Precious Metals Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Precious Metals Fund for the six-month period that ended September 30, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, global economic growth concerns, international trade stare downs, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.08% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.13%. The MSCI EM Index (Net)3 fell by 3.66%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.42%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 2.82%, the Bloomberg Barclays Municipal Bond Index6 increased 3.74%, and the ICE BofAML U.S. High Yield Index7 was up 3.82%.

Early second-quarter 2019 investor enthusiasm faded as the quarter wore on.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. gross domestic product (GDP) growth at an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Precious Metals Fund

Letter to shareholders (unaudited)

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September saw the Fed join other central banks in cutting interest rates. Manufacturing data in the U.S., as reported by the Institute for Supply Management, disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with year-to-date returns that were the best in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“In the U.S., September saw the Fed join other central banks in cutting interest rates.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Precious Metals Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA®‡

Oleg Makhorine

Average annual total returns (%) as of September 30, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKWAX)	1-20-1998	36.00	2.62	-3.56	44.31	3.84	-2.99	1.22	1.09

Class C (EKWCX)	1-29-1998	42.24	3.07	-3.71	43.24	3.07	-3.71	1.97	1.84

Administrator Class (EKWDX)[4]	7-30-2010	–	–	–	44.51	3.99	-2.86	1.14	0.95

Institutional Class (EKWYX)	2-29-2000	–	–	–	44.74	4.14	-2.69	0.89	0.79

FTSE Gold Mines Index[5]	–	–	–	–	52.26	7.23	-4.01	–	–

S&P 500 Index[6]	–	–	–	–	4.25	10.84	13.24	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in precious metals related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, such as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, geographic, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Precious Metals Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2019[7]

Barrick Gold Corporation	8.29

Newmont Goldcorp Corporation	7.27

Kirkland Lake Gold Limited	6.17

Royal Gold Incorporated	5.90

Newcrest Mining Limited	5.80

Kinross Gold Corporation	4.54

Agnico-Eagle Mines Limited	4.35

Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares	4.13

Franco-Nevada Corporation-Legend Shares	3.73

Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	3.72

Country allocation as of September 30, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Precious Metals Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through July 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares.

[5]

FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

[6]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Precious Metals Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2019	Ending account value 9-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,188.86	$5.98	1.09%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%

Class C

Actual	$1,000.00	$1,184.07	$10.07	1.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%

Administrator Class

Actual	$1,000.00	$1,189.27	$5.21	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%

Institutional Class

Actual	$1,000.00	$1,190.34	$4.34	0.79%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Precious Metals Fund

Consolidated portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 95.32%

Australia: 11.09%
Evolution Mining Limited (Materials, Metals & Mining)	2,500,000	$7,643,810
Newcrest Mining Limited (Materials, Metals & Mining)	802,294	18,817,418
Northern Star Resources Limited (Materials, Metals & Mining)	1,275,000	9,500,598

		35,961,826

Canada: 64.39%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	263,164	14,108,219
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,876,350
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	225,370	12,077,797
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	863,980	5,021,433
B2Gold Corporation (Materials, Metals & Mining) †	2,850,000	9,271,616
Barrick Gold Corporation (Materials, Metals & Mining)	1,551,723	26,891,360
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	250,000	2,124,769
Continental Gold Incorporated (Materials, Metals & Mining) †	1,300,000	3,610,975
Detour Gold Corporation (Materials, Metals & Mining) †	271,057	3,979,363
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) 144A	525,000	7,707,476
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)	90,000	1,321,282
Endeavour Mining Corporation (Materials, Metals & Mining) †	450,000	8,600,219
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	132,948	12,114,188
IAMGOLD Corporation (Materials, Metals & Mining) †	1,455,000	4,964,034
Kinross Gold Corporation (Materials, Metals & Mining) †	3,200,553	14,736,290
Kirkland Lake Gold Limited (Materials, Metals & Mining)	447,000	20,024,493
Lundin Gold Inc Common Stock (Materials, Metals & Mining) †	150,000	866,136
MAG Silver Corporation (Materials, Metals & Mining) †	590,000	6,270,295
MAG Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,062,762
OceanaGold Corporation (Materials, Metals & Mining)	1,800,000	4,700,910
Osisko Gold Royalties Limited (Materials, Metals & Mining)	246,700	2,292,242
Pan American Silver Corporation (Materials, Metals & Mining)	250,000	3,920,000
Pretium Resources Incorporated (Materials, Metals & Mining) †	375,000	4,322,187
SEMAFO Incorporated (Materials, Metals & Mining) †	2,060,400	6,609,578
SSR Mining Incorporated (Materials, Metals & Mining) †	525,000	7,623,000
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	280,000	3,470,280
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) 144A	185,000	2,292,863
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)	266,250	3,299,864
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	339,573
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	510,000	13,382,400

		208,881,954

Peru: 0.59%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	125,000	1,897,500

South Africa: 3.51%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	300,591	5,491,798
Gold Fields Limited ADR (Materials, Metals & Mining)	1,200,000	5,904,000

		11,395,798

United Kingdom: 1.04%
Fresnillo plc (Materials, Metals & Mining)	400,000	3,362,080

Wells Fargo Precious Metals Fund  |  7

Consolidated portfolio of investments—September 30, 2019 (unaudited)

		Shares	Value
United States: 14.70%
Newmont Goldcorp Corporation (Materials, Metals & Mining)		621,802	$23,578,732
Newmont Goldcorp Corporation - Toronto Exchange Traded Shares (Materials, Metals & Mining)		131,348	4,967,004
Royal Gold Incorporated (Materials, Metals & Mining)		155,436	19,151,270

			47,697,006

Total Common Stocks (Cost $185,558,387)			309,196,164

		Troy ounces
Commodities: 3.49%
Gold Bullion †**		4,248	11,331,644

Total Commodities (Cost $5,013,415)			11,331,644

	Yield	Shares
Short-Term Investments: 1.09%

Investment Companies: 1.09%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.88%	3,517,474	3,517,474

Total Short-Term Investments (Cost $3,517,474)			3,517,474

Total investments (Cost $194,089,276)	99.90%	324,045,282

Other assets and liabilities, net	0.10	333,033

Total net assets	100.00%	$324,378,315

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	3,331,397	45,138,970	44,952,893	3,517,474	$0	$0	$44,188	$3,517,474	1.09%

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Precious Metals Fund

Consolidated statement of assets and liabilities—September 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $185,558,387)	$309,196,164
Investments in commodities, at value (cost $5,013,415)	11,331,644
Investments in affiliated securities, at value (cost $3,517,474)	3,517,474
Cash	146,562
Foreign currency, at value (cost $578,658)	578,798
Receivable for investments sold	928,127
Receivable for Fund shares sold	581,020
Receivable for dividends	32,572
Prepaid expenses and other assets	62,197

Total assets	326,374,558

Liabilities
Payable for Fund shares redeemed	1,203,066
Payable for investments purchased	307,464
Management fee payable	158,437
Administration fees payable	50,945
Distribution fee payable	10,514
Trustees’ fees and expenses payable	2,588
Accrued expenses and other liabilities	263,229

Total liabilities	1,996,243

Total net assets	$324,378,315

Net assets consist of
Paid-in capital	$386,025,455
Total distributable loss	(61,647,140)

Total net assets	$324,378,315

Computation of net asset value and offering price per share
Net assets – Class A	$178,831,983
Shares outstanding – Class A1	4,432,449
Net asset value per share – Class A	$40.35
Maximum offering price per share – Class A2	$42.81
Net assets – Class C	$15,891,677
Shares outstanding – Class C1	449,185
Net asset value per share – Class C	$35.38
Net assets – Administrator Class	$9,640,672
Shares outstanding – Administrator Class[1]	236,399
Net asset value per share – Administrator Class	$40.78
Net assets – Institutional Class	$120,013,983
Shares outstanding – Institutional Class[1]	2,916,607
Net asset value per share – Institutional Class	$41.15

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  9

Consolidated statement of operations—six months ended September 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $93,875)	$1,695,992
Income from affiliated securities	44,188

Total investment income	1,740,180

Expenses
Management fee	988,637
Administration fees
Class A	183,126
Class C	16,276
Administrator Class	5,744
Institutional Class	68,544
Shareholder servicing fees
Class A	218,007
Class C	19,376
Administrator Class	11,046
Distribution fee
Class C	58,091
Custody and accounting fees	21,601
Professional fees	29,403
Registration fees	37,831
Shareholder report expenses	33,168
Trustees’ fees and expenses	10,325
Transfer agent fees	4,983
Other fees and expenses	10,073

Total expenses	1,716,231
Less: Fee waivers and/or expense reimbursements
Fund-level	(164,797)
Administrator Class	(150)

Net expenses	1,551,284

Net investment income	188,896

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	4,823,327
Commodities	1,815,729

Net realized gains on investments	6,639,056

Net change in unrealized gains (losses) on
Unaffiliated securities	43,078,216
Commodities	(432,296)

Net change in unrealized gains (losses) on investments	42,645,920

Net realized and unrealized gains (losses) on investments	49,284,976

Net increase in net assets resulting from operations	$49,473,872

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Precious Metals Fund

Consolidated statement of changes in net assets

	Six months ended September 30, 2019 (unaudited)		Year ended March 31, 2019

Operations
Net investment income (loss)		$188,896		$(214,605)
Net realized gains (losses) on investments		6,639,056		(7,313,853)
Net change in unrealized gains (losses) on investments		42,645,920		14,726,301

Net increase in net assets resulting from operations		49,473,872		7,197,843

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	631,700	25,249,203	1,198,292	37,973,472
Class C	32,689	1,163,882	42,566	1,175,460
Administrator Class	15,741	639,442	22,524	739,042
Institutional Class	833,705	33,800,075	1,646,466	53,786,635

		60,852,602		93,674,609

Payment for shares redeemed
Class A	(997,142)	(38,405,638)	(1,822,759)	(56,867,045)
Class C	(82,485)	(2,725,538)	(678,903)	(19,431,951)
Administrator Class	(15,174)	(572,126)	(63,191)	(2,054,168)
Institutional Class	(677,844)	(25,529,286)	(1,367,558)	(43,913,813)

		(67,232,588)		(122,266,977)

Net decrease in net assets resulting from capital share transactions		(6,379,986)		(28,592,368)

Total increase (decrease) in net assets		43,093,886		(21,394,525)

Net assets
Beginning of period		281,284,429		302,678,954

End of period		$324,378,315		$281,284,429

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  11

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$33.94	$32.80	$35.99	$32.73	$28.99	$36.65
Net investment income (loss)	0.01 [1]	(0.03)[1]	(0.11)[1]	(0.22)[1]	(0.05)	(0.11)[1]
Net realized and unrealized gains (losses) on investments	6.40	1.17	(2.60)	3.85	3.79	(7.55)

Total from investment operations	6.41	1.14	(2.71)	3.63	3.74	(7.66)
Distributions to shareholders from net investment income	0.00	0.00	(0.48)	(0.37)	0.00	0.00
Net asset value, end of period	$40.35	$33.94	$32.80	$35.99	$32.73	$28.99
Total return[2]	18.89%	3.48%	(7.56)%	11.24%	12.90%	(20.90)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.21%	1.20%	1.23%	1.23%
Net expenses	1.09%	1.09%	1.04%	1.09%	1.10%	1.10%
Net investment income (loss)	0.05%	(0.11)%	(0.32)%	(0.57)%	(0.24)%	(0.30)%
Supplemental data
Portfolio turnover rate[3]	9%	19%	27%	21%	18%	9%
Net assets, end of period (000s omitted)	$178,832	$162,860	$177,859	$242,423	$236,310	$211,477

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$29.88	$29.09	$32.07	$29.10	$25.97	$33.08
Net investment loss	(0.11)[1]	(0.24)[1]	(0.33)[1]	(0.46)[1]	(0.24)[1]	(0.35)[1]
Net realized and unrealized gains (losses) on investments	5.61	1.03	(2.30)	3.49	3.37	(6.76)

Total from investment operations	5.50	0.79	(2.63)	3.03	3.13	(7.11)
Distributions to shareholders from net investment income	0.00	0.00	(0.35)	(0.06)	0.00	0.00
Net asset value, end of period	$35.38	$29.88	$29.09	$32.07	$29.10	$25.97
Total return[2]	18.41%	2.72%	(8.24)%	10.42%	12.05%	(21.49)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.97%	1.96%	1.95%	1.99%	1.98%
Net expenses	1.84%	1.84%	1.79%	1.84%	1.85%	1.85%
Net investment loss	(0.69)%	(0.88)%	(1.07)%	(1.32)%	(0.99)%	(1.06)%
Supplemental data
Portfolio turnover rate[3]	9%	19%	27%	21%	18%	9%
Net assets, end of period (000s omitted)	$15,892	$14,908	$33,022	$48,710	$52,648	$59,074

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  13

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$34.29	$33.09	$36.27	$32.98	$29.17	$36.82
Net investment income (loss)	0.04 [1]	0.01 [1]	(0.09)[1]	(0.17)[1]	(0.03)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	6.45	1.19	(2.59)	3.87	3.84	(7.59)

Total from investment operations	6.49	1.20	(2.68)	3.70	3.81	(7.65)
Distributions to shareholders from net investment income	0.00	0.00	(0.50)	(0.41)	0.00	0.00
Net asset value, end of period	$40.78	$34.29	$33.09	$36.27	$32.98	$29.17
Total return[2]	18.93%	3.63%	(7.40)%	11.37%	13.06%	(20.78)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.14%	1.15%	1.12%	1.13%	1.07%
Net expenses	0.95%	0.95%	0.91%	0.95%	0.96%	0.96%
Net investment income (loss)	0.19%	0.04%	(0.25)%	(0.43)%	(0.10)%	(0.17)%
Supplemental data
Portfolio turnover rate[3]	9%	19%	27%	21%	18%	9%
Net assets, end of period (000s omitted)	$9,641	$8,086	$9,148	$15,325	$16,114	$21,917

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$34.57	$33.30	$36.47	$33.21	$29.33	$36.96
Net investment income (loss)	0.07 [1]	0.04	0.02	(0.09)[1]	0.02 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	6.51	1.23	(2.67)	3.85	3.86	(7.64)

Total from investment operations	6.58	1.27	(2.65)	3.76	3.88	(7.63)
Distributions to shareholder from net investment income	0.00	0.00	(0.52)	(0.50)	0.00	0.00
Net asset value, end of period	$41.15	$34.57	$33.30	$36.47	$33.21	$29.33
Total return[2]	19.03%	3.81%	(7.27)%	11.49%	14.05%	(20.64)%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.89%	0.88%	0.88%	0.88%	0.80%
Net expenses	0.79%	0.79%	0.73%	0.79%	0.80%	0.79%
Net investment income (loss)	0.35%	0.21%	0.01%	(0.24)%	0.06%	0.03%
Supplemental data
Portfolio turnover rate[3]	9%	19%	27%	21%	18%	9%
Net assets, end of period (000s omitted)	$120,014	$95,431	$82,650	$89,680	$60,601	$43,014

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  15

Notes to consolidated financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly-owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2019, the Subsidiary held $11,331,644 in gold bullion representing 100.37% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2019, the Fund held $11,289,700 in the Subsidiary, representing 3.48% of the Fund’s net assets prior to consolidation.

The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

16  |  Wells Fargo Precious Metals Fund

Notes to consolidated financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions and commodities are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2019, the aggregate cost of all investments for federal income tax purposes was $195,707,799 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$141,435,441

Gross unrealized losses	(13,097,958)

Net unrealized gains	$128,337,483

As of March 31, 2019, the Fund had capital loss carryforwards which consisted of $29,456,427 in short-term capital losses and $158,488,084 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to

Wells Fargo Precious Metals Fund  |  17

Notes to consolidated financial statements (unaudited)

unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Australia	$35,961,826	$0	$0	$35,961,826

Canada	177,082,400	31,799,554	0	208,881,954

Peru	1,897,500	0	0	1,897,500

South Africa	11,395,798	0	0	11,395,798

United Kingdom	3,362,080	0	0	3,362,080

United States	47,697,006	0	0	47,697,006

Commodities	11,331,644	0	0	11,331,644

Short-term investments

Investment companies	3,517,474	0	0	3,517,474

Total assets	$292,245,728	$31,799,554	$0	$324,045,282

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

5. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.650%

Next $500 million	0.600

Next $1 billion	0.550

Next $2 billion	0.525

Next $1 billion	0.500

Next $5 billion	0.490

Over $10 billion	0.480

18  |  Wells Fargo Precious Metals Fund

Notes to consolidated financial statements (unaudited)

For the six months ended September 30, 2019, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class C shares, 0.95% for Administrator Class shares, and 0.79% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2019, Funds Distributor received $4,438 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2019 were $26,387,949 and $35,956,044, respectively. These amounts include purchases and sales transactions of the Subsidiary.

Wells Fargo Precious Metals Fund  |  19

Notes to consolidated financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2019, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in precious metals companies and, therefore, may be more affected by changes in the precious metals sector than a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

20  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended March 31, 2019. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions

$141,269	$0.0170	100%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Precious Metals Fund  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Precious Metals Fund  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

24  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Precious Metals Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Precious Metals Fund  |  25

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the one-, five- and ten-year periods under review, but lower than the average investment performance of the Universe for the three-year period under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the FTSE Gold Mines Index, for the one-, three- and five-year periods under review, but higher than its benchmark for the ten-year period under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

26  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Precious Metals Fund  |  27

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

406823 11-19

SA316/SAR316 09-19

Semi-Annual Report

September 30, 2019

Wells Fargo

Specialized Technology Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Specialized Technology Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Specialized Technology Fund for the six-month period that ended September 30, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, global economic growth concerns, international trade stare downs, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.08% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.13%. The MSCI EM Index (Net)3 fell by 3.66%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.42%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 2.82%, the Bloomberg Barclays Municipal Bond Index6 increased 3.74%, and the ICE BofAML U.S. High Yield Index7 was up 3.82%.

Early second-quarter 2019 investor enthusiasm faded as the quarter wore on.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. gross domestic product growth at an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Specialized Technology Fund

Letter to shareholders (unaudited)

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September saw the Fed join other central banks in cutting interest rates. Manufacturing data in the U.S., as reported by the Institute for Supply Management, disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with year-to-date returns that were the best in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“In the U.S., September saw the Fed join other central banks in cutting interest rates.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Specialized Technology Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC

Portfolio managers

Huachen Chen, CFA®‡

Walter C. Price, Jr., CFA®‡

Michael A. Seidenberg

Average annual total returns (%) as of September 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFSTX)	9-18-2000	-10.04	13.99	15.43	-4.56	15.34	16.12	1.41	1.39

Class C (WFTCX)	9-18-2000	-6.27	14.48	15.25	-5.27	14.48	15.25	2.16	2.14

Administrator Class (WFTDX)[3]	7-30-2010	–	–	–	-4.51	15.47	16.28	1.33	1.29

Institutional Class (WFTIX)[4]	10-31-2016	–	–	–	-4.23	15.62	16.35	1.08	1.04

S&P North American Technology Index[5]	–	–	–	–	4.90	18.77	17.43	–	–

S&P 500 Index[6]	–	–	–	–	4.25	10.84	13.24	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in technology related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as information technology, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Specialized Technology Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2019[7]

Microsoft Corporation	9.05

Paycom Software Incorporated	5.04

Facebook Incorporated Class A	4.62

Amazon.com Incorporated	4.07

MasterCard Incorporated Class A	3.77

Twilio Incorporated Class A	3.42

Alphabet Incorporated Class C	3.10

Okta Incorporated	2.99

Alteryx Incorporated Class A	2.92

RingCentral Incorporated Class A	2.88

Industry distribution as of September 30, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through July 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.38% for Class A, 2.13% for Class C, 1.28% for Administrator Class, and 1.03% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator Class shares would be higher.

[4]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[5]	The S&P North American Technology Index is a modified market-capitalization-weighted index of select technology stocks. You cannot invest directly in an index.

[6]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Specialized Technology Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2019	Ending account value 9-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$971.49	$6.82	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%

Class C

Actual	$1,000.00	$967.29	$10.50	2.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.39	$10.76	2.13%

Administrator Class

Actual	$1,000.00	$971.43	$6.33	1.28%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%

Institutional Class

Actual	$1,000.00	$973.05	$5.09	1.03%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Specialized Technology Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 94.98%

Communication Services: 12.47%

Entertainment: 2.23%
Activision Blizzard Incorporated	41,740	$2,208,881
Electronic Arts Incorporated †	9,275	907,281
Take-Two Interactive Software Incorporated †	47,525	5,956,784
Zynga Incorporated Class A †	158,255	921,044

		9,993,990

Interactive Media & Services: 10.24%
Alphabet Incorporated Class C †	11,405	13,902,695
Facebook Incorporated Class A †	116,420	20,732,064
Snap Incorporated Class A «†	645,360	10,196,688
Yandex NV Class A †	30,620	1,072,006

		45,903,453

Consumer Discretionary: 4.93%

Automobiles: 0.10%
Tesla Motors Incorporated «†	1,950	469,697

Household Durables: 0.47%
Roku Incorporated †	20,480	2,084,045

Internet & Direct Marketing Retail: 4.36%
Alibaba Group Holding Limited ADR †	6,090	1,018,431
Amazon.com Incorporated †	10,505	18,235,735
GrubHub Incorporated †	5,355	301,005

		19,555,171

Health Care: 0.38%

Health Care Technology: 0.38%
Veeva Systems Incorporated Class A †	11,210	1,711,655

Industrials: 0.70%

Electrical Equipment: 0.11%
Bloom Energy Corporation Class A «†	148,375	482,219

Industrial Conglomerates: 0.44%
Roper Technologies Incorporated	5,540	1,975,564

Road & Rail: 0.15%
Lyft Incorporated Class A «†	7,775	317,531
Uber Technologies Incorporated «†	11,335	345,377

		662,908

Information Technology: 76.50%

Communications Equipment: 1.21%
Arista Networks Incorporated †	3,635	868,474
Palo Alto Networks Incorporated †	20,035	4,083,734
Viavi Solutions Incorporated †	34,600	484,573

		5,436,781

Wells Fargo Specialized Technology Fund  |  7

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components: 0.22%
Cognex Corporation	1,410	$69,273
Flex Limited †	87,320	913,804

		983,077

IT Services: 21.62%
Akamai Technologies Incorporated †	95,275	8,706,230
Capgemini SA	7,860	926,094
Coupa Software Incorporated †	7,480	969,184
DXC Technology Company	24,075	710,213
Fidelity National Information Services Incorporated	49,636	6,589,675
Fiserv Incorporated †	50,565	5,238,028
Global Payments Incorporated	36,999	5,882,841
MasterCard Incorporated Class A	62,235	16,901,159
MongoDB Incorporated «†	65,505	7,892,042
Okta Incorporated †	136,065	13,396,960
PayPal Holdings Incorporated †	39,910	4,134,277
Shopify Incorporated Class A †	1,375	428,533
Square Incorporated Class A †	7,405	458,740
Twilio Incorporated Class A «†	139,315	15,319,077
Visa Incorporated Class A	54,695	9,408,087

		96,961,140

Semiconductors & Semiconductor Equipment: 17.91%
Advanced Micro Devices Incorporated †	364,770	10,574,682
Analog Devices Incorporated	46,895	5,239,578
ASML Holding NV	5,350	1,329,047
Broadcom Incorporated	16,265	4,490,279
Cree Incorporated †	113,240	5,548,760
Infineon Technologies AG	27,262	490,641
KLA-Tencor Corporation	44,215	7,050,082
Lam Research Corporation	18,130	4,190,024
Marvell Technology Group Limited	18,705	467,064
Microchip Technology Incorporated	69,765	6,481,866
Micron Technology Incorporated †	204,880	8,779,108
NVIDIA Corporation	13,765	2,396,074
ON Semiconductor Corporation †	223,215	4,287,960
QUALCOMM Incorporated	78,925	6,020,399
Taiwan Semiconductor Manufacturing Company Limited ADR	33,510	1,557,545
Teradyne Incorporated	109,225	6,325,220
Texas Instruments Incorporated	23,865	3,084,313
Xilinx Incorporated	20,565	1,972,184

		80,284,826

Software: 32.52%
Alteryx Incorporated Class A «†	121,755	13,080,140
Aspen Technology Incorporated †	4,470	550,168
Atlassian Corporation plc Class A †	69,130	8,671,667
Autodesk Incorporated †	9,030	1,333,731
AVEVA Group plc	34,415	1,565,653
Crowdstrike Holdings Incorporated Class A «†	13,890	809,926
Datadog Incorporated Class A †	1,135	38,488
Dynatrace Incorporated †	9,130	170,457
Elastic NV «†	74,918	6,168,748
ForeScout Technologies Incorporated †	27,155	1,029,718
Fortinet Incorporated †	60,850	4,670,846

8  |  Wells Fargo Specialized Technology Fund

Portfolio of investments—September 30, 2019 (unaudited)

		Shares	Value

Software (continued)
Guidewire Software Incorporated †		4,300	$453,134
HubSpot Incorporated †		6,450	977,885
Microsoft Corporation		291,760	40,563,393
Paycom Software Incorporated †		107,945	22,613,398
Proofpoint Incorporated †		57,885	7,470,059
Rapid7 Incorporated †		53,090	2,409,755
RealPage Incorporated †		13,370	840,438
RingCentral Incorporated Class A †		102,910	12,931,671
Salesforce.com Incorporated †		17,639	2,618,333
ServiceNow Incorporated †		22,595	5,735,741
Smartsheet Incorporated Class A †		21,670	780,770
Splunk Incorporated †		4,675	550,996
Temenos Group AG		10,365	1,734,337
Workday Incorporated Class A †		9,755	1,657,960
Zendesk Incorporated †		21,185	1,543,963
Zscaler Incorporated «†		102,195	4,829,736

			145,801,111

Technology Hardware, Storage & Peripherals: 3.02%
Apple Incorporated		26,350	5,901,610
NetApp Incorporated		52,250	2,743,648
Pure Storage Incorporated Class A †		289,385	4,902,182

			13,547,440

Total Common Stocks (Cost $305,759,448)			425,853,077

	Yield
Short-Term Investments: 11.12%

Investment Companies: 11.12%
Securities Lending Cash Investments LLC (l)(r)(u)	2.11%	25,275,586	25,278,113
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.88	24,573,165	24,573,165

Total Short-Term Investments (Cost $49,851,278)			49,851,278

Total investments in securities (Cost $355,610,726)	106.10%	475,704,355

Other assets and liabilities, net	(6.10)	(27,334,548)

Total net assets	100.00%	$448,369,807

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

Wells Fargo Specialized Technology Fund  |  9

Portfolio of investments—September 30, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	20,473,818	150,439,938	145,638,170	25,275,586	$(533)	$0	$212,424	#	$25,278,113
Wells Fargo Government Money Market Fund Select Class	18,717,955	118,765,060	112,909,850	24,573,165	0	0	300,511		24,573,165

					$(533)	$0	$512,935		$49,851,278	11.12%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Specialized Technology Fund

Statement of assets and liabilities—September 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $24,682,070 of securities loaned), at value (cost $305,759,448)	$425,853,077
Investments in affiliated securities, at value (cost $49,851,278)	49,851,278
Foreign currency, at value (cost $29)	29
Receivable for Fund shares sold	175,117
Receivable for dividends	126,050
Receivable for securities lending income, net	9,993
Prepaid expenses and other assets	41,374

Total assets	476,056,918

Liabilities
Payable upon receipt of securities loaned	25,278,589
Payable for Fund shares redeemed	1,796,088
Management fee payable	332,593
Administration fees payable	75,842
Distribution fee payable	6,361
Trustees’ fees and expenses payable	2,524
Accrued expenses and other liabilities	195,114

Total liabilities	27,687,111

Total net assets	$448,369,807

Net assets consist of
Paid-in capital	$249,361,131
Total distributable earnings	199,008,676

Total net assets	$448,369,807

Computation of net asset value and offering price per share
Net assets – Class A	$363,660,527
Shares outstanding – Class A1	28,080,428
Net asset value per share – Class A	$12.95
Maximum offering price per share – Class A2	$13.74
Net assets – Class C	$9,905,779
Shares outstanding – Class C1	1,014,974
Net asset value per share – Class C	$9.76
Net assets – Administrator Class	$20,444,132
Shares outstanding – Administrator Class[1]	1,541,520
Net asset value per share – Administrator Class	$13.26
Net assets – Institutional Class	$54,359,369
Shares outstanding – Institutional Class[1]	4,069,197
Net asset value per share – Institutional Class	$13.36

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  11

Statement of operations—six months ended September 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $7,196)	$1,123,350
Income from affiliated securities	360,854

Total investment income	1,484,204

Expenses
Management fee	2,166,085
Administration fees
Class A	420,475
Class C	11,600
Administrator Class	14,381
Institutional Class	38,146
Shareholder servicing fees
Class A	500,565
Class C	13,809
Administrator Class	27,656
Distribution fee
Class C	41,428
Custody and accounting fees	22,869
Professional fees	20,729
Registration fees	38,260
Shareholder report expenses	30,090
Trustees’ fees and expenses	10,220
Other fees and expenses	9,261

Total expenses	3,365,574
Less: Fee waivers and/or expense reimbursements
Fund-level	(38,335)
Administrator Class	(794)
Institutional Class	(2,186)

Net expenses	3,324,259

Net investment loss	(1,840,055)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	47,785,290
Affiliated securities	(533)

Net realized gains on investments	47,784,757
Net change in unrealized gains (losses) on investments	(58,678,915)

Net realized and unrealized gains (losses) on investments	(10,894,158)

Net decrease in net assets resulting from operations	$(12,734,213)

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Specialized Technology Fund

Statement of changes in net assets

	Six months ended September 30, 2019 (unaudited)		Year ended March 31, 2019

Operations
Net investment loss		$(1,840,055)		$(3,499,634)
Net realized gains on investments		47,784,757		35,766,720
Net change in unrealized gains (losses) on investments		(58,678,915)		32,208,814

Net increase (decrease) in net assets resulting from operations		(12,734,213)		64,475,900

Distributions to shareholders from net investment income and net realized gains
Class A		0		(67,273,231)
Class C		0		(3,624,112)
Administrator Class		0		(4,975,885)
Institutional Class		0		(7,475,902)

Total distributions to shareholders		0		(83,349,130)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	580,552	8,004,022	4,113,717	60,597,284
Class C	79,987	836,546	268,796	3,062,171
Administrator Class	171,673	2,426,568	1,538,764	23,150,690
Institutional Class	1,133,130	16,029,313	2,894,403	42,700,368

		27,296,449		129,510,513

Reinvestment of distributions
Class A	0	0	5,657,801	65,404,176
Class C	0	0	398,400	3,489,984
Administrator Class	0	0	419,248	4,955,513
Institutional Class	0	0	620,076	7,372,701

		0		81,222,374

Payment for shares redeemed
Class A	(2,648,931)	(36,247,333)	(4,727,403)	(66,144,891)
Class C	(216,636)	(2,234,973)	(914,962)	(9,401,210)
Administrator Class	(277,370)	(3,890,283)	(1,645,125)	(21,244,618)
Institutional Class	(794,733)	(11,127,966)	(1,697,391)	(23,893,325)

		(53,500,555)		(120,684,044)

Net increase (decrease) in net assets resulting from capital share transactions		(26,204,106)		90,048,843

Total increase (decrease) in net assets		(38,938,319)		71,175,613

Net assets
Beginning of period		487,308,126		416,132,513

End of period		$448,369,807		$487,308,126

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.33	$14.08	$10.95	$9.39	$10.74	$10.65
Net investment loss	(0.05)	(0.11)	(0.10)[1]	(0.03)[1]	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.33)	2.06	4.20	2.17	0.02	1.43

Total from investment operations	(0.38)	1.95	4.10	2.14	(0.04)	1.37
Distributions to shareholders from
Net realized gains	0.00	(2.70)	(0.97)	(0.58)	(1.31)	(1.28)
Net asset value, end of period	$12.95	$13.33	$14.08	$10.95	$9.39	$10.74
Total return[2]	(2.85)%	16.80%	38.41%	23.55%	(0.66)%	13.24%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.40%	1.41%	1.44%	1.45%	1.52%
Net expenses	1.38%	1.39%	1.41%	1.44%	1.45%	1.51%
Net investment loss	(0.77)%	(0.77)%	(0.75)%	(0.28)%	(0.53)%	(0.58)%
Supplemental data
Portfolio turnover rate	63%	107%	109%	131%	153%	119%
Net assets, end of period (000s omitted)	$363,661	$401,990	$353,552	$266,329	$267,811	$168,108

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Specialized Technology Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.09	$11.38	$9.06	$7.92	$9.33	$9.47
Net investment loss	(0.08)[1]	(0.17)[1]	(0.16)	(0.09)[1]	(0.12)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	(0.25)	1.58	3.45	1.81	0.02	1.27

Total from investment operations	(0.33)	1.41	3.29	1.72	(0.10)	1.14
Distributions to shareholders from
Net realized gains	0.00	(2.70)	(0.97)	(0.58)	(1.31)	(1.28)
Net asset value, end of period	$9.76	$10.09	$11.38	$9.06	$7.92	$9.33
Total return[2]	(3.27)%	16.01%	37.45%	22.59%	(1.45)%	12.44%
Ratios to average net assets (annualized)
Gross expenses	2.14%	2.15%	2.16%	2.19%	2.20%	2.27%
Net expenses	2.13%	2.14%	2.16%	2.19%	2.20%	2.26%
Net investment loss	(1.52)%	(1.52)%	(1.49)%	(1.03)%	(1.34)%	(1.33)%
Supplemental data
Portfolio turnover rate	63%	107%	109%	131%	153%	119%
Net assets, end of period (000s omitted)	$9,906	$11,615	$15,932	$12,827	$13,797	$14,143

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.65	$14.34	$11.12	$9.52	$10.86	$10.74
Net investment loss	(0.05)[1]	(0.09)[1]	(0.09)[1]	(0.02)	(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.34)	2.10	4.28	2.20	0.02	1.45

Total from investment operations	(0.39)	2.01	4.19	2.18	(0.03)	1.40
Distributions to shareholders from
Net realized gains	0.00	(2.70)	(0.97)	(0.58)	(1.31)	(1.28)
Net asset value, end of period	$13.26	$13.65	$14.34	$11.12	$9.52	$10.86
Total return[2]	(2.86)%	17.02%	38.55%	23.65%	(0.56)%	13.42%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.32%	1.33%	1.36%	1.35%	1.36%
Net expenses	1.28%	1.29%	1.32%	1.33%	1.33%	1.35%
Net investment loss	(0.67)%	(0.65)%	(0.66)%	(0.17)%	(0.48)%	(0.42)%
Supplemental data
Portfolio turnover rate	63%	107%	109%	131%	153%	119%
Net assets, end of period (000s omitted)	$20,444	$22,480	$19,140	$39,833	$32,373	$31,842

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Specialized Technology Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2019	2018	2017[1]
Net asset value, beginning of period	$13.73	$14.37	$11.12	$10.42
Net investment income (loss)	(0.03)	(0.07)	(0.05)	0.01 [2]
Net realized and unrealized gains (losses) on investments	(0.34)	2.13	4.27	1.27

Total from investment operations	(0.37)	2.06	4.22	1.28
Distributions to shareholders from
Net realized gains	0.00	(2.70)	(0.97)	(0.58)
Net asset value, end of period	$13.36	$13.73	$14.37	$11.12
Total return[3]	(2.69)%	17.25%	38.91%	12.97%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.07%	1.08%	1.11%
Net expenses	1.03%	1.04%	1.07%	1.08%
Net investment income (loss)	(0.43)%	(0.42)%	(0.40)%	0.17%
Supplemental data
Portfolio turnover rate	63%	107%	109%	131%
Net assets, end of period (000s omitted)	$54,359	$51,223	$27,509	$19,869

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

18  |  Wells Fargo Specialized Technology Fund

Notes to financial statements (unaudited)

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2019, the aggregate cost of all investments for federal income tax purposes was $361,141,083 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$125,663,844

Gross unrealized losses	(11,100,572)

Net unrealized gains	$114,563,272

Wells Fargo Specialized Technology Fund  |  19

Notes to financial statements (unaudited)

As of March 31, 2019, the Fund had a qualified late-year ordinary loss of $783,694 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$55,897,443	$0	$0	$55,897,443

Consumer discretionary	22,108,913	0	0	22,108,913

Health care	1,711,655	0	0	1,711,655

Industrials	3,120,691	0	0	3,120,691

Information technology	343,014,375	0	0	343,014,375

Short-term investments

Investment companies	49,851,278	0	0	49,851,278

Total assets	$475,704,355	$0	$0	$475,704,355

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in

20  |  Wells Fargo Specialized Technology Fund

Notes to financial statements (unaudited)

connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.880%

Next $500 million	0.875

Next $1 billion	0.850

Next $2 billion	0.825

Next $1 billion	0.800

Next $5 billion	0.790

Over $10 billion	0.780

For the six months ended September 30, 2019, the management fee was equivalent to an annual rate of 0.88% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Allianz Global Investors U.S. LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.80% and declining to 0.55% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.38% for Class A shares, 2.13% for Class C shares, 1.28% for Administrator Class shares, and 1.03% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2019, Funds Distributor received $5,437 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended September 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Wells Fargo Specialized Technology Fund  |  21

Notes to financial statements (unaudited)

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2019 were $290,863,471 and $324,934,214, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2019, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$6,286,038	$(6,286,038)	$0

Barclays Capital Inc.	3,109,245	(3,109,245)	0

BNP Paribas Securities Corp.	3,572,990	(3,572,990)	0

Citigroup Global Markets Inc.	1,928,329	(1,928,329)	0

JPMorgan Securities LLC	7,115,012	(7,115,012)	0

Morgan Stanley & Co. LLC	1,559,285	(1,559,285)	0

Scotia Capital (USA) Inc.	817,586	(817,586)	0

UBS Securities LLC	293,585	(293,585)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2019, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in information technology companies and, therefore, would be more affected by changes in the information technology sector than would be a fund whose investments are not heavily weighted in the sector.

22  |  Wells Fargo Specialized Technology Fund

Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Specialized Technology Fund  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24  |  Wells Fargo Specialized Technology Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Specialized Technology Fund  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Wells Fargo Specialized Technology Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Specialized Technology Fund  |  27

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Specialized Technology Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Specialized Technology Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28  |  Wells Fargo Specialized Technology Fund

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of its benchmark index, the S&P North American Technology Index, for the one- and three-year periods under review, but lower than its benchmark index for the five- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe, and the Fund’s recent outperformance relative to its benchmark index.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class except Class A. The Board noted that the Fund’s expense caps, including the expense caps for Class A, were lowered in 2018.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes except for Class A. The Board noted that the Fund’s expense caps, including the expense caps for Class A, were lowered in 2018.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Wells Fargo Specialized Technology Fund  |  29

Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30  |  Wells Fargo Specialized Technology Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

406824 11-19

SA317/SAR317 09-19

Semi-Annual Report

September 30, 2019

Wells Fargo

Utility and Telecommunications Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of September 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Utility and Telecommunications Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Utility and Telecommunications Fund for the six-month period that ended September 30, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, global economic growth concerns, international trade stare downs, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.08% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.13%. The MSCI EM Index (Net)3 fell by 3.66%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.42%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 2.82%, the Bloomberg Barclays Municipal Bond Index6 increased 3.74%, and the ICE BofAML U.S. High Yield Index7 was up 3.82%.

Early second-quarter 2019 investor enthusiasm faded as the quarter wore on.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. gross domestic product growth at an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Utility and Telecommunications Fund

Letter to shareholders (unaudited)

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September saw the Fed join other central banks in cutting interest rates. Manufacturing data in the U.S., as reported by the Institute for Supply Management, disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with year-to-date returns that were the best in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“In the U.S., September saw the Fed join other central banks in cutting interest rates.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Utility and Telecommunications Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser†

Wells Capital Management Incorporated

Portfolio managers*

Kent Newcomb, CFA®‡

Jack Spudich, CFA®‡

Average annual total returns (%) as of September 30, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EVUAX)	1-4-1994	16.17	9.34	10.67	23.26	10.64	11.33	1.19	1.14

Class C (EVUCX)	9-2-1994	21.34	9.81	10.50	22.34	9.81	10.50	1.94	1.89

Administrator Class (EVUDX)[4]	7-30-2010	–	–	–	23.51	10.85	11.54	1.11	0.95

Institutional Class (EVUYX)	2-28-1994	–	–	–	23.70	11.04	11.70	0.86	0.78

S&P 500 Utilities Index[5]	–	–	–	–	27.10	12.89	12.51	–	–

S&P 500 Index[6]	–	–	–	–	4.25	10.84	13.24	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in utilities and telecommunication services stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bondmarket and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, smaller-company securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Utility and Telecommunications Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2019[7]

Eversource Energy	8.23

PNM Resources Incorporated	7.08

Sempra Energy	6.69

American Water Works Company Incorporated	5.63

NextEra Energy Incorporated	5.44

CMS Energy Corporation	5.30

Alliant Energy Corporation	5.23

Visa Incorporated Class A	4.87

Dominion Energy Incorporated	4.86

Entergy Corporation	4.79

Industry distribution as of September 30, 2019[8]

†	Wells Capital Management Incorporated became the subadviser of the Fund on October 15, 2019.

*	Mr. Newcomb and Mr. Spudich became portfolio managers of the Fund on October 15, 2019.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through July 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares.

[5]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.

[6]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Utility and Telecommunications Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2019	Ending account value 9-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,111.64	$6.03	1.14%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%

Class C

Actual	$1,000.00	$1,107.65	$9.99	1.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%

Administrator Class

Actual	$1,000.00	$1,112.95	$5.03	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%

Institutional Class

Actual	$1,000.00	$1,113.60	$4.13	0.78%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Utility and Telecommunications Fund

Portfolio of investments—September 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 97.29%

Communication Services: 14.49%

Diversified Telecommunication Services: 6.59%
AT&T Incorporated	210,000	$7,946,400
Telia Company AB	100	448
Verizon Communications Incorporated	350,000	21,126,000

		29,072,848

Media: 4.60%
Comcast Corporation Class A	450,200	20,295,016

Wireless Telecommunication Services: 3.30%
Shenandoah Telecommunications Company	457,657	14,539,763

Energy: 4.12%

Oil, Gas & Consumable Fuels: 4.12%
ONEOK Incorporated	76,900	5,666,761
The Williams Companies Incorporated	520,000	12,511,200

		18,177,961

Financials: 0.30%

Diversified Financial Services: 0.30%
A-Mark Precious Metals Incorporated †	109,999	1,325,488

Industrials: 0.58%

Machinery: 0.58%
Perma-Pipe International Holdings Incorporated †	266,500	2,569,060

Information Technology: 7.64%

IT Services: 7.64%
MasterCard Incorporated Class A	45,000	12,220,650
Visa Incorporated Class A	125,000	21,501,250

		33,721,900

Utilities: 70.16%

Electric Utilities: 41.82%
Alliant Energy Corporation	428,315	23,099,028
American Electric Power Company Incorporated	175,000	16,395,750
Edison International	102,000	7,692,840
Entergy Corporation	180,000	21,124,800
Eversource Energy	425,000	36,324,750
Exelon Corporation	141,001	6,811,758
FirstEnergy Corporation	370,000	17,845,100
NextEra Energy Incorporated	103,015	24,001,465
PNM Resources Incorporated	600,000	31,248,000

		184,543,491

Gas Utilities: 2.11%
South Jersey Industries Incorporated	280,000	9,214,800
Spire Incorporated	1,000	87,240

		9,302,040

Wells Fargo Utility and Telecommunications Fund  |  7

Portfolio of investments—September 30, 2019 (unaudited)

		Shares	Value
Multi-Utilities: 20.60%
CMS Energy Corporation		365,532	$23,375,771
Dominion Energy Incorporated		264,827	21,461,580
Hera SpA		1,000,000	4,104,753
Public Service Enterprise Group Incorporated		200,000	12,416,000
Sempra Energy		200,000	29,522,000

			90,880,104

Water Utilities: 5.63%
American Water Works Company Incorporated		200,000	24,846,000

Total Common Stocks (Cost $200,223,458)			429,273,671

	Dividend yield
Preferred Stocks: 0.50%

Utilities: 0.50%

Electric Utilities: 0.50%
Spark Energy Incorporated	8.79%	88,596	2,206,040

Total Preferred Stocks (Cost $2,237,049)			2,206,040

	Yield
Short-Term Investments: 2.16%

Investment Companies: 2.16%
Wells Fargo Government Money Market Fund Select Class (I)(u)	1.88	9,523,721	9,523,721

Total Short-Term Investments (Cost $9,523,721)			9,523,721

Total investments in securities (Cost $211,984,228)	99.95%	441,003,432

Other assets and liabilities, net	0.05	241,734

Total net assets	100.00%	$441,245,166

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	137,186	45,446	182,632	0	$0	$0	$23	#	$0
Wells Fargo Government Money Market Fund Select Class	10,518,041	28,669,458	29,663,778	9,523,721	0	0	79,997		9,523,721

					$0	$0	$80,020		$9,523,721	2.16%

*	No longer held at the end of the period.

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Utility and Telecommunications Fund

Statement of assets and liabilities—September 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $202,460,507)	$431,479,711
Investment in affiliated securities, at value (cost $9,523,721)	9,523,721
Foreign currency, at value (cost $371,835)	342,108
Receivable for Fund shares sold	337,607
Receivable for dividends	399,492
Receivable for securities lending income, net	16
Prepaid expenses and other assets	14,437

Total assets	442,097,092

Liabilities
Payable for Fund shares redeemed	358,869
Management fee payable	219,737
Shareholder servicing fees payable	79,407
Administration fees payable	71,710
Distribution fee payable	10,732
Trustees’ fees and expenses payable	2,547
Accrued expenses and other liabilities	108,924

Total liabilities	851,926

Total net assets	$441,245,166

Net assets consist of
Paid-in capital	$148,363,336
Total distributable earnings	292,881,830

Total net assets	$441,245,166

Computation of net asset value and offering price per share
Net assets – Class A	$371,850,571
Shares outstanding – Class A1	14,007,432
Net asset value per share – Class A	$26.55
Maximum offering price per share – Class A2	$28.17
Net assets – Class C	$17,380,032
Shares outstanding – Class C1	653,166
Net asset value per share – Class C	$26.61
Net assets – Administrator Class	$2,405,178
Shares outstanding – Administrator Class[1]	90,464
Net asset value per share – Administrator Class	$26.59
Net assets – Institutional Class	$49,609,385
Shares outstanding – Institutional Class[1]	1,869,514
Net asset value per share – Institutional Class	$26.54

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  9

Statement of operations—six months ended September 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $17,086)	$5,106,320
Income from affiliated securities	80,079

Total investment income	5,186,399

Expenses
Management fee	1,368,841
Administration fees
Class A	370,061
Class C	19,340
Administrator Class	3,002
Institutional Class	29,709
Shareholder servicing fees
Class A	440,548
Class C	23,023
Administrator Class	5,773
Distribution fee
Class C	68,980
Custody and accounting fees	13,369
Professional fees	32,623
Registration fees	37,339
Shareholder report expenses	31,709
Trustees’ fees and expenses	10,325
Other fees and expenses	9,249

Total expenses	2,463,891
Less: Fee waivers and/or expense reimbursements
Fund-level	(79,213)
Administrator Class	(1,870)
Institutional Class	(21)

Net expenses	2,382,787

Net investment income	2,803,612

Realized and unrealized gains (losses) on investments
Net realized gains on investments	60,457,317
Net change in unrealized gains (losses) on investments	(18,523,824)

Net realized and unrealized gains (losses) on investments	41,933,493

Net increase in net assets resulting from operations	$44,737,105

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Utility and Telecommunications Fund

Statement of changes in net assets

	Six months ended September 30, 2019 (unaudited)		Year ended March 31, 2019

Operations
Net investment income		$2,803,612		$5,337,642
Net realized gains on investments		60,457,317		14,071,102
Net change in unrealized gains (losses) on investments		(18,523,824)		48,138,280

Net increase in net assets resulting from operations		44,737,105		67,547,024

Distributions to shareholders from net investment income and net realized gains
Class A		(2,231,714)		(5,340,753)
Class C		(27,644)		(367,071)
Administrator Class		(29,359)		(93,347)
Institutional Class		(379,432)		(753,499)

Total distributions to shareholders		(2,668,149)		(6,554,670)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	531,788	13,460,074	1,320,405	29,507,498
Class C	26,859	673,581	54,882	1,186,781
Administrator Class	35,863	895,817	45,614	1,005,325
Institutional Class	397,400	9,999,262	635,353	13,820,300

		25,028,734		45,519,904

Reinvestment of distributions
Class A	80,552	2,099,526	229,766	5,021,772
Class C	1,000	26,036	16,325	353,472
Administrator Class	1,125	29,101	4,234	92,538
Institutional Class	14,355	374,005	33,858	740,651

		2,528,668		6,208,433

Payment for shares redeemed
Class A	(666,484)	(16,772,133)	(1,517,053)	(32,912,173)
Class C	(190,000)	(4,782,003)	(1,294,523)	(28,777,618)
Administrator Class	(166,711)	(4,250,116)	(59,230)	(1,267,063)
Institutional Class	(308,961)	(7,766,283)	(445,017)	(9,601,338)

		(33,570,535)		(72,558,192)

Net decrease in net assets resulting from capital share transactions		(6,013,133)		(20,829,855)

Total increase in net assets		36,055,823		40,162,499

Net assets
Beginning of period		405,189,343		365,026,844

End of period		$441,245,166		$405,189,343

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.03	$20.46	$20.01	$18.70	$18.23	$17.71
Net investment income	0.17	0.32	0.34	0.35	0.31	0.29
Net realized and unrealized gains (losses) on investments	2.51	3.65	0.47	1.30	0.45	0.57

Total from investment operations	2.68	3.97	0.81	1.65	0.76	0.86
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.36)	(0.34)	(0.29)	(0.34)
Net realized gains	0.00	(0.06)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.16)	(0.40)	(0.36)	(0.34)	(0.29)	(0.34)
Net asset value, end of period	$26.55	$24.03	$20.46	$20.01	$18.70	$18.23
Total return[1]	11.16%	19.59%	4.00%	8.87%	4.30%	4.82%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.19%	1.17%	1.18%	1.20%	1.22%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.32%	1.47%	1.60%	1.79%	1.73%	1.57%
Supplemental data
Portfolio turnover rate	18%	10%	7%	22%	15%	29%
Net assets, end of period (000s omitted)	$371,851	$337,848	$287,047	$308,152	$315,238	$341,342

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.06	$20.47	$20.01	$18.70	$18.25	$17.73
Net investment income	0.07 [1]	0.16 [1]	0.13	0.16	0.17 [1]	0.15
Net realized and unrealized gains (losses) on investments	2.52	3.63	0.52	1.34	0.45	0.57

Total from investment operations	2.59	3.79	0.65	1.50	0.62	0.72
Distributions to shareholders from
Net investment income	(0.04)	(0.14)	(0.19)	(0.19)	(0.17)	(0.20)
Net realized gains	0.00	(0.06)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.04)	(0.20)	(0.19)	(0.19)	(0.17)	(0.20)
Net asset value, end of period	$26.61	$24.06	$20.47	$20.01	$18.70	$18.25
Total return[2]	10.77%	18.65%	3.24%	8.04%	3.49%	4.04%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.94%	1.92%	1.93%	1.95%	1.97%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	0.56%	0.74%	0.85%	1.02%	0.99%	0.82%
Supplemental data
Portfolio turnover rate	18%	10%	7%	22%	15%	29%
Net assets, end of period (000s omitted)	$17,380	$19,618	$41,729	$51,123	$57,431	$63,632

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.05	$20.48	$20.03	$18.72	$18.25	$17.73
Net investment income	0.18 [1]	0.36	0.37	0.38	0.34	0.33
Net realized and unrealized gains (losses) on investments	2.53	3.65	0.48	1.30	0.45	0.56

Total from investment operations	2.71	4.01	0.85	1.68	0.79	0.89
Distributions to shareholders from
Net investment income	(0.17)	(0.38)	(0.40)	(0.37)	(0.32)	(0.37)
Net realized gains	0.00	(0.06)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.17)	(0.44)	(0.40)	(0.37)	(0.32)	(0.37)
Net asset value, end of period	$26.59	$24.05	$20.48	$20.03	$18.72	$18.25
Total return[2]	11.29%	19.80%	4.21%	9.04%	4.49%	5.01%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.09%	1.10%	1.09%	1.06%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.41%	1.66%	1.80%	1.93%	1.93%	1.79%
Supplemental data
Portfolio turnover rate	18%	10%	7%	22%	15%	29%
Net assets, end of period (000s omitted)	$2,405	$5,296	$4,702	$5,168	$6,740	$8,365

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2019 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.01	$20.45	$20.00	$18.69	$18.23	$17.74
Net investment income	0.21	0.41	0.41	0.42	0.36 [1]	0.35 [1]
Net realized and unrealized gains (losses) on investments	2.52	3.62	0.47	1.30	0.45	0.54

Total from investment operations	2.73	4.03	0.88	1.72	0.81	0.89
Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.43)	(0.41)	(0.35)	(0.40)
Net realized gains	0.00	(0.06)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.20)	(0.47)	(0.43)	(0.41)	(0.35)	(0.40)
Net asset value, end of period	$26.54	$24.01	$20.45	$20.00	$18.69	$18.23
Total return[2]	11.36%	20.03%	4.38%	9.26%	4.63%	5.02%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.86%	0.84%	0.85%	0.84%	0.79%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.69%	1.83%	1.95%	2.18%	2.03%	1.89%
Supplemental data
Portfolio turnover rate	18%	10%	7%	22%	15%	29%
Net assets, end of period (000s omitted)	$49,609	$42,427	$31,548	$24,575	$15,295	$14,156

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2019, such fair value pricing was not used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

16  |  Wells Fargo Utility and Telecommunications Fund

Notes to financial statements (unaudited)

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2019, the aggregate cost of all investments for federal income tax purposes was $211,984,228 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$231,169,532

Gross unrealized losses	(2,150,328)

Net unrealized gains	$229,019,204

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to

Wells Fargo Utility and Telecommunications Fund  |  17

Notes to financial statements (unaudited)

unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$63,907,627	$0	$0	$63,907,627

Energy	18,177,961	0	0	18,177,961

Financials	1,325,488	0	0	1,325,488

Industrials	2,569,060	0	0	2,569,060

Information technology	33,721,900	0	0	33,721,900

Utilities	309,571,635	0	0	309,571,635

Preferred stocks

Utilities	2,206,040	0	0	2,206,040

Short-term investments

Investment companies	9,523,721	0	0	9,523,721

Total assets	$441,003,432	$0	$0	$441,003,432

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.650%

Next $500 million	0.600

Next $1 billion	0.550

Next $2 billion	0.525

Next $1 billion	0.500

Next $5 billion	0.490

Over $10 billion	0.480

18  |  Wells Fargo Utility and Telecommunications Fund

Notes to financial statements (unaudited)

For the six months ended September 30, 2019, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2019, Funds Distributor received $19,586 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $16,120,298 and $16,124,327 in interfund purchases and sales, respectively, during the six months ended September 30, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2019 were $73,217,747 and $77,134,412, respectively.

Wells Fargo Utility and Telecommunications Fund  |  19

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2019, the Fund did not have any securities on loan.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2019, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunications companies and, therefore, may be more affected by changes in the utility sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

20  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Utility and Telecommunications Fund  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Utility and Telecommunications Fund  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

24  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Utility and Telecommunications Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Crow Point Partners, LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Utility and Telecommunications Fund  |  25

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average performance of the Universe for the one-, three- and ten-year periods under review, and in range of the average performance of the Universe for the five-year period under review. The Board also noted that the investment performance of the Fund was in range of its benchmark index, the S&P 500 Utilities Index, for the ten-year period under review, but lower than its benchmark index for the one-, three- and five-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, in range of or equal to the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

26  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Utility and Telecommunications Fund  |  27

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

406825 11-19

SA318/SAR318 09-19

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: November 25, 2019

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: November 25, 2019